As filed with the Securities and Exchange Commission on October 27 , 2008
1933 Act Registration No. 033-87762
1940 Act Registration No. 811-08918

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 42	☑
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 43	☑

THE HIRTLE CALLAGHAN TRUST
(Exact Name of Registrant as Specified in Charter)
Five Tower Bridge, 300 Barr Harbor, Suite 500
West Conshohocken, PA 19428-2970
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code:
610-828-7200
Copies of communications to:

Laura Anne Corsell, Esq.	(With Copy To):
Montgomery, McCracken, Walker &	Audrey Talley, Esq.
Rhoads LLP	Drinker Biddle & Reath
123 South Broad Street	One Logan Square
Avenue of the Arts	18th and Cherry Streets
Philadelphia, PA 19109	Philadelphia, PA 19103-6996
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box):

☑	Immediately upon filing pursuant to paragraph (b)

☐	On [date] pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a) (1)

☐	On (date) pursuant to paragraph (a) (1)

☐	75 days after filing pursuant to paragraph (a) (2)

☐	On (date) pursuant to paragraph (a) (2) of Rule 485.
If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Hirtle Callaghan Trust
Prospectus
The Real Estate Securities Portfolio
October 27, 2008
The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is accurate or complete.
Any representation to the contrary is a criminal offense.

Table of Contents

	Introduction to The Hirtle Callaghan Trust	3
A summary of the risks, past performance and fees of the Portfolio	Portfolio Descriptions and Risk Factors

An overview of securities that may be purchased, investment techniques that may be used and the risks associated with them	Investment Risks and Strategies	8

About the Trust’s governance and management framework	Management of the Trust	12

Your guide to an account in The Hirtle Callaghan Trust	Shareholder Information
	Purchases and Redemptions	13
	Shareholder Reports and Inquiries	16
	Dividends and Distributions	16
	Federal Taxes	16

	For More Information	(back cover)

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Introduction to The Hirtle Callaghan Trust
The Hirtle Callaghan Trust (the “Trust”) was organized in order to enhance the ability of Hirtle, Callaghan & Co., LLC (“Hirtle Callaghan”) to retain the services of independent, specialist money management organizations for clients that Hirtle Callaghan serves. Day-to-day portfolio management services are provided to each of the Trust’s portfolios by one or more independent money management organizations (“Specialist Managers”) selected by the Trust’s Board of Trustees and under the general supervision of Hirtle Callaghan.
Shares of the Trust, including The Real Estate Securities Portfolio, are available exclusively to investors who are clients of Hirtle Callaghan or clients of financial intermediaries, such as investment advisers, acting in a fiduciary capacity with investment discretion, that have established relationships with Hirtle Callaghan.
Your investment in any Portfolio of the Trust involves a risk that you will lose money on your investment. This prospectus relates only to The Real Estate Securities Portfolio.

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Portfolio Description and Risk Factors
Investment Objective. The investment objective of The Real Estate Securities Portfolio is to provide a total return consisting of both capital appreciation and current income. The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of its assets) in a portfolio of equity and debt securities issued by U.S. and non-U.S. real estate-related companies. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented.
Principal Investment Strategies. The Real Estate Securities Portfolio invests primarily in equity and debt securities of real estate companies, including companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties. The Portfolio’s permissible investments include equity and equity-related securities of real estate-related companies, including common stock, preferred stock, convertible securities, warrants, options, depositary receipts and other similar equity equivalents. The Portfolio also may invest in equity and equity-related and fixed income securities, including debt securities, mortgage-backed securities, high yield debt, and private placements. The Portfolio may invest both in companies which are U.S. based and in non-U.S. companies, including companies located in emerging markets countries.
Consistent with its investment style, the Portfolio’s Specialist Manager may use instruments such as option or futures contracts or exchange-traded funds in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.
Specialist Manager. Wellington Management Company, LLP (“Wellington Management”) currently provides portfolio management services to this Portfolio. Further information about the Specialist Manager and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Management of the Trust” section included later in this Prospectus.

The Wellington Management Investment Selection Process	Wellington Management attempts to provide long-term total return in excess of the Wilshire Real Estate Securities Index by investing in companies with activities primarily in, or related to, commercial real estate development, operation, and ownership. The investment approach seeks to add value through independent, bottom-up, fundamental research, security selection and top-down sector weightings.

Individual company research begins by reviewing the quality, depth, and strategy of management. Wellington Management evaluates management’s ability to increase shareholder value and control risk and also seeks to identify companies with the following characteristics:

• A disciplined investment strategy, coupled with a solid development and operating track record, and a clear understanding of their own cost of capital.

• The ability to deliver high levels of same-unit rent growth and occupancy gains on a relative basis.

• Strong and flexible balance sheets in terms of the ability to fund future acquisition growth and increase dividends.

• Attractive relative valuations between the public and private markets in terms of (1) replacement cost and (2) earnings yield in the public market versus capitalization rates on private market transactions

Sector weights and geographic diversification are influenced by a top-down analysis of the real estate market. Top-down analysis is based on three broad components:

Macroeconomic trends. Relevant trends affecting the supply and demand for real estate, demographic trends, employment growth, and building permit changes are monitored. Wellington Management also incorporates its long-term interest rate forecasts that affect both the cost of capital for real estate companies and the relative attractiveness of high yield stocks.

Private real estate market trends. The real estate market is mostly privately owned and therefore this sector exhibits many commodity-like characteristics. Accordingly, a thorough understanding of private market investment spreads, mortgage spreads, and capital flows is necessary to assess public market company net asset values.

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Sector specific trends. Wellington identifies important trends in retail, non-bank financials, health care, and other sectors within the market.
Principal Investment Risks. The principal risks associated with an investment in this Portfolio are:
•	Credit Risk — An investment in the Portfolio involves the risk that the issuer of a fixed income security that the Portfolio holds will not make principal or interest payments when they are due, or that the value of the fixed income securities will decline because of a market perception that the issuer may not make payments on time. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region. Credit risk is greater for lower quality fixed income securities.

•	Derivative Risk — The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio. Further information about these instruments, and the extent to which the Portfolio may use them, appears later in this Prospectus under the headings “Investment Risks and Strategies — About Hedging Strategies” and “Investment Risks and Strategies — About Other Permitted Instruments.”

•	Emerging Markets Risk — Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE® Index.

•	Equity Market Risk — The market value of an equity security and the equity markets in general can be volatile.

•	Extension Risk — Fixed income securities held by the Portfolio are subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

•	Foreign Currency Risk — Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.

•	Foreign Securities Risk — Non-U.S. companies may be adversely affected by political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•	Interest Rate Risk — One of the risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

•	Liquidity Risk — At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Management Risk — Investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk — The value of the securities held by the Portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

•	Non-Diversification Risk — The Portfolio is classified as non-diversified for purposes of the Investment Company Act of 1940, as amended (the “Investment Company Act”). This means that, with respect to 50% of its investment portfolio, there is no limit on the percentage of assets that can be invested in a single issuer. Accordingly, an investment in a non-diversified fund may entail

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greater risk than would otherwise be the case because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Portfolio.

•	Prepayment Risk — When interest rates are declining, issuers of fixed income securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

•	Real Estate Markets and REIT Risk — Investments in the Portfolio will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices may also fall because of the failure of borrowers to pay their loans and/or poor management. The value of real estate (and real estate securities) may also be affected by increases in property taxes and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks.

•	Sector/Concentration Risk - Because the Portfolio concentrates its investments in real estate securities, it may be subject to greater risks of loss as a result of economic, business or other developments than a fund representing a broader range of industries. The Portfolio may be subject to risks associated with direct ownership of real estate, such as changes in economic conditions, interest rates, availability of mortgage funds, property values, increases in property taxes and operating expenses, increased competition, environmental problems, changes in zoning laws and natural disasters.

•	Small/Mid Cap Risk — Small and mid-cap companies may be more vulnerable to adverse business or economic developments. They may also be less liquid and/or more volatile than securities of larger companies or the market averages in general. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

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Performance. Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.
Shareholder Expenses
The following table and accompanying example describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees
(Fees paid directly from your investment, expressed as a percentage of offering price)

Maximum Sales Charges	None
Maximum Redemption Fee	None
Annual Operating Expenses
(Expenses that are deducted from the Portfolio’s assets, expressed as a percentage of average net assets)

Management Fees	0.72%
Other Expenses*	0.11%
Total Annual Portfolio
Operating Expenses**	0.83%
Example*: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$85
3 Years	$265

*	Based on estimated amounts for the current fiscal year.

**	Expenses attributable to the Fund’s investments in other investment companies, including closed-end funds and exchange-traded funds, if any, are not expected to exceed 0.01% of net assets of the Portfolio.

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Investment Risks and Strategies
The Real Estate Securities Portfolio may invest in equity and debt securities of real estate companies, including companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties. The Portfolio’s permissible investments include equity and equity-related securities of real estate-related companies, including common stock, preferred stock, convertible securities, warrants, options, depositary receipts and other similar equity equivalents. The Portfolio also may invest in equity and equity-related and fixed income securities, including debt securities, mortgage-backed securities, high yield debt, and private placements. The Portfolio may invest both in companies which are U.S. based and in non-U.S. companies, including companies located in emerging markets countries.
Consistent with its investment style, the Portfolio’s Specialist Manager may use instruments such as option or futures contracts or exchange-traded funds in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.
A more extensive discussion, including a description of the Trust’s policies and procedures with respect to disclosure of the Portfolio’s securities, appears in the Statement of Additional Information.
About Equity Securities. The prices of equity and equity-related securities will fluctuate — sometimes dramatically — over time and the Portfolio could lose a substantial part, or even all, of its investment in a particular issue. The term “equity securities” includes common and preferred stock; “equity-related securities” refers to securities that may be convertible into common stock or preferred stock, or securities that carry the right to purchase common or preferred stock. Price fluctuations may reflect changes in the issuing company’s financial condition, overall market conditions or even perceptions in the marketplace about the issuing company or economic trends. Prices of convertible securities may, in addition, also be affected by prevailing interest rates, the credit quality of the issuer and any call provisions.
Small Company Risk. Equity securities of smaller companies may be subject to more abrupt or erratic price movements than larger, more established companies. These securities are often traded in the over-the-counter markets and, if listed on national or regional exchanges, may not be traded in volumes typical for such exchanges. This may make them more difficult to sell at the time and at a price that is desirable. Smaller companies can provide greater growth potential than larger, more mature firms. Investing in the securities of such companies also involves greater risk, portfolio price volatility and cost. Historically, small capitalization stocks have been more volatile in price than companies with larger capitalizations. Among the reasons for this greater price volatility are the lower degree of market liquidity (the securities of companies with small stock market capitalizations may trade less frequently and in limited volume) and the greater sensitivity of small companies to changing economic conditions. For example, these companies are associated with higher investment risk due to the greater business risks of small size and limited product lines, markets, distribution channels and financial and managerial resources.
About Foreign Securities. Equity securities of non-U.S. companies are subject to the same risks as other equity or equity-related securities. Foreign fixed income securities are subject to the same risks as other fixed income securities (as described below). Foreign investments also involve additional risks. These risks include the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; the impact of foreign political, social or diplomatic developments; limitations on the movement of funds or other assets between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Transactions in markets overseas are generally more costly than those associated with domestic securities of equal value. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the Portfolio’s income.
Foreign Currency Risk. The prices of securities denominated in a foreign currency will also be affected by the value of that currency relative to the U.S. dollar. Exchange rate movements can be large and long-lasting and can affect, either favorably or unfavorably, the value of securities held in the Portfolio. Such rate movements may result from actions taken by the U.S. or foreign governments or central banks, or speculation in the currency markets.
Foreign Government Securities. Foreign governments, as well as supranational or quasi-governmental entities, such as the World Bank, may issue fixed income securities. Investments in these securities involve both the risks associated with any fixed income investment and the risks associated with an investment in foreign securities. In addition, a governmental entity’s ability or willingness to repay principal and interest due in a timely manner may be affected not only by economic factors but also by political

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circumstances either internationally or in the relevant region. These risks extend to debt obligations, such as “Brady Bonds,” that were created as part of the restructuring of commercial bank loans to entities (including foreign governments) in emerging market countries. Brady Bonds may be collateralized or not and may be issued in various currencies, although most are U.S. dollar denominated.
Emerging Market Securities. Investing in emerging market securities increases the risks of foreign investing. The risk of political or social upheaval, expropriation and restrictive controls on foreign investors’ ability to repatriate capital is greater in emerging markets. Emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. In certain countries, there may be few publicly traded securities and the market may be dominated by a few issuers or sectors. Fixed income securities issued by emerging market issuers are more likely to be considered equivalent to risky high yield securities. Investment funds and structured investments are mechanisms through which U.S. or other investors may invest in certain emerging markets that have laws precluding or limiting direct investments in their securities by foreign investors.
About Fixed Income Securities. Fixed income securities — sometimes referred to as “debt securities” — include bonds, notes (including structured notes), mortgage-backed and asset-backed securities, convertible and preferred securities as well as short-term debt instruments, often referred to as money market instruments. Fixed income securities may be issued by U.S. or foreign corporations, banks, governments, government agencies or subdivisions or other entities. A fixed income security may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in-kind and auction rate features. All of these factors — the type of instrument, the issuer and the payment terms will affect the volatility and the risk of loss associated with a particular fixed income issue. The “maturity” of a fixed income instrument and the “duration” of a portfolio of fixed income instruments also affect investment risk. The maturity of an individual security refers to the period remaining until holders of the instrument are entitled to the return of its principal amount. Longer-term securities tend to experience larger price changes than shorter-term securities because they are more sensitive to changes in interest rates or in the credit ratings of issuers. Duration refers to a combination of criteria, including yield to maturity, credit quality and other factors that measure the exposure of a portfolio of fixed income instruments to changing interest rates. An investment portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared with a portfolio with a higher average duration.
Interest Rate Risk. Although the term fixed income securities includes a broad range of sometimes very different investments, all fixed income securities are subject to the risk that their value will fluctuate as interest rates in the overall economy rise and fall. The value of fixed income securities will tend to decrease when interest rates are rising and, conversely, will tend to increase when interest rates decline. Thus, in periods of declining interest rates, the yield of a Portfolio that invests in fixed income securities will tend to be higher than prevailing market rates, and in periods of rising interest rates, the yield of the Portfolio will tend to be lower.
Credit Risk. Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region. Fixed income securities may be rated by one or more nationally recognized statistical rating organizations (“NRSROs”), such as Standard & Poor’s Corporation (“S&P”) and Moody’s Investors Service, Inc. These ratings represent the judgment of the rating organization about the safety of principal and interest payments. They are not guarantees of quality and may be subject to change even after a security has been acquired.
Real Estate Investment Trusts (“REITs”). REITs are pooled investment vehicles that invest the majority of their assets directly in real property and/or in loans to building developers and derive income primarily from the collection of rents and/or interest income. Equity REITs can also realize capital gains by selling property that has appreciated in value. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Portfolio will indirectly bear its proportionate share of expenses incurred by REITs in which it invests in addition to the expenses incurred directly by the Portfolio.
REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.
The Portfolio will not invest in real estate directly, but only in securities issued by real estate or real estate related companies. However, because of its policy of concentration in the securities of companies in the real estate industry, the Portfolio is also subject to the risks associated with the direct ownership of real estate. These risks include:

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•	declines in the value of real estate

•	risks related to general and local economic conditions

•	possible lack of availability of mortgage funds

•	overbuilding

•	extended vacancies of properties

•	increased competition

•	increases in property taxes and operating expenses

•	changes in zoning laws

•	losses due to costs resulting from the clean-up of environmental problems

•	liability to third parties for damages resulting from environmental problems

•	casualty or condemnation losses

•	limitations on rents

•	changes in neighborhood values and the appeal of properties to tenants

•	changes in interest rates
Thus, the value of the Portfolio’s shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.
In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Furthermore, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, REITs could possibly fail to qualify for tax-free pass-through of income under the Code, or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (1940 Act). The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
About Temporary Investment Practices. It is the intention of the Trust that the Portfolio be fully invested in accordance with its investment objective and policies at all times. The Specialist Manager may attempt to maintain liquidity pending investment by investing up to 20% of the assets allocated to it by the Portfolio in short-term money market instruments issued, sponsored or guaranteed by the U.S. Government, its agencies or instrumentalities. Such securities are referred to in this Prospectus as U.S. government securities. The Portfolio may also invest in repurchase agreements secured by U.S. government securities or short-term money market instruments of other issuers, including corporate commercial paper, and variable and floating rate debt instruments, that have received, or are comparable in quality to securities that have received, one of the two highest ratings assigned by at least one recognized rating organization, and/or money market funds. When Portfolio assets are reallocated among multiple Specialist Managers, an additional Specialist Manager is added to the Portfolio, or a Specialist Manager is replaced with another Specialist Manager, the respective Specialist Manager receiving assets to invest may invest those Portfolio assets in short-term money market instruments during a startup or transition period while determining appropriate longer term investments. Under extraordinary market or economic conditions, all or any portion of the Portfolio’s assets may be invested in short-term money market instruments for temporary defensive purposes. If such action is taken by a Specialist Manager as a result of an incorrect prediction about the effect of economic, financial or political conditions, the performance of the Portfolio will be adversely affected and the Portfolio may be unable to achieve its objective.
About Hedging Strategies. The Specialist Manager may, but is not obligated to, use certain strategies (“Hedging Strategies”) on behalf of the Portfolio in order to reduce certain risks that would otherwise be associated with its securities investments. In anticipation of future purchases, the Specialist Manager may use Hedging Strategies to gain market exposure pending direct investment in securities. These strategies include the use of options on securities and securities indexes and options on stock index and interest rate futures contracts. The Portfolio may also use forward foreign currency contracts in connection with the purchase and sale of those securities, denominated in foreign currencies, in which each is permitted to invest.

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Use of the instruments noted above (collectively, “Hedging Instruments”) must be consistent with the Portfolio’s investment objective and policies. In addition, the Portfolio may not commit more than 5% of its net assets to margin deposits on futures contracts and premiums for options on futures contracts. The Portfolio may not invest more than 10% of its total assets in option purchases. Further information relating to the use of Hedging Instruments, and the limitations on their use, appears in the Statement of Additional Information.
No assurances can be made that the Specialist Manager will use any Hedging Strategies, a particular Hedging Strategy or a particular Hedging Instrument. However, there are certain overall considerations to be aware of in connection with the use of Hedging Instruments in the Portfolio. The ability to predict the direction of the securities or currency markets and interest rates involves skills different from those used in selecting securities. Although the use of various Hedging Instruments is intended to enable the Portfolio to hedge against certain investment risks, there can be no guarantee that this objective will be achieved. For example, in the event that an anticipated change in the price of the securities (or currencies) that are the subject of the Hedging Strategy does not occur, it may be that the Portfolio employing such Hedging Strategy would have been in a better position had it not used such a strategy at all. Moreover, even if the Specialist Manager correctly predicts interest rate or market price movements, a hedge could be unsuccessful if changes in the value of the option or futures position do not correspond to changes in the value of investments that the position was designed to hedge. Liquid markets do not always exist for certain Hedging Instruments and lack of a liquid market for any reason may prevent the Portfolio from liquidating an unfavorable position. In the case of an option, the option could expire before it can be sold, with the resulting loss of the premium paid by the Portfolio for the option. In the case of a futures contract, the Portfolio would remain obligated to meet margin requirements until the position is closed. In addition, options that are traded over-the-counter differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between the parties. For this reason, the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction. In the case of currency-related instruments, such as foreign currency options, options on foreign currency futures, and forward foreign currency contracts, it is generally not possible to structure transactions to match the precise value of the securities involved since the future value of the securities will change during the period that the arrangement is outstanding. As a result, such transactions may preclude or reduce the opportunity for gain if the value of the hedged currency changes relative to the U.S. dollar. Like over-the-counter options, such instruments are essentially contracts between the parties and the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction.
About Other Permitted Instruments.
Temporary Investment Strategies. The Portfolio may borrow money from a bank for temporary emergency purposes and may enter into reverse repurchase agreements. A reverse repurchase agreement, which is considered a borrowing for purposes of the Investment Company Act, involves the sale of a security by the Trust and its agreement to repurchase the instrument at a specified time and price. Accordingly, the Trust will maintain a segregated account consisting of cash, U.S. government securities or high-grade, liquid obligations, maturing not later than the expiration of a reverse repurchase agreement, to cover its obligations under the agreement. To avoid potential leveraging effects of the Portfolio’s borrowings, additional investments will not be made while aggregate borrowings, including reverse repurchase agreements, are in excess of 5% of the Portfolio’s total assets. Borrowings outstanding at any time will be limited to no more than one-third of the Portfolio’s total assets. The Portfolio may lend portfolio securities to brokers, dealers and financial institutions provided that cash, or equivalent collateral, equal to at least 100% of the market value (plus accrued interest) of the securities loaned is maintained by the borrower with the lending Portfolio. During the time securities are on loan, the borrower will pay to the Portfolio any income that may accrue on the securities. The Portfolio may invest the cash collateral and earn additional income or may receive an agreed upon fee from the borrower who has delivered equivalent collateral. The Portfolio will not enter into any securities lending transaction if, at the time the loan is made, the value of all loaned securities, together with any other borrowings, equals more than one-third of the value of the Portfolio’s total assets.
Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.
Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

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Investments in Other Investment Companies.
The Specialist Manager may also acquire, on behalf of a Portfolio, other securities issued by other investment companies to the extent permitted under the Investment Company Act, provided that such investments are otherwise consistent with the overall investment objective and policies of that Portfolio. Exchange-traded funds (“ETFs”) are securities that are issued by investment companies and traded on securities exchanges. ETFs are subject to market and liquidity risk. The Portfolio may invest in ETFs. Such ETFs are unaffiliated with the Portfolio.
Many ETFs (“Index-based ETFs”) seek to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in index-based ETFs offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Portfolio will also incur brokerage commissions and related charges when purchasing shares in an ETF in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.
Because ETFs are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to up to 5% of its total assets and limit aggregate investments in all investment companies to 10% of total assets. Provided certain requirements set forth in the 1940 Act are met, however, investments in excess of these limitations may be made. In particular, the Portfolio may invest in the iShares® Trust and iShares®, Inc. (“iShares®”) in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met. iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® funds make any representations regarding the advisability of investing in an iShares® fund.
The Portfolio may invest in these instruments to achieve market exposure pending direct investment in securities in accordance with the investment policies of the relevant Portfolio, to hedge against the relative value of the securities in which an acquiring Portfolio primarily invests, or to facilitate the management of cash flows in or out of that Portfolio. Other investment company securities that may be acquired by a Portfolio include those of investment companies which invest in short-term money market instruments.
Management of the Trust
The Board of Trustees is responsible for the overall supervision and management of the business and affairs of the Trust. Day-to-day operations of the Trust are the responsibility of the Trust’s officers and various service organizations retained by the Trust.
Hirtle Callaghan serves as the overall investment adviser to the Trust under the terms of its discretionary investment advisory agreement (“Hirtle Callaghan Agreement”) with the Trust. Hirtle Callaghan continuously monitors the performance of various investment management organizations, including the Specialist Managers, and generally oversees the services provided to the Trust by its administrator, custodian and other service providers. Although Hirtle Callaghan advises the Board of Trustees with regard to investment matters, Hirtle Callaghan is not responsible for day-to-day investment decisions for the Trust or its Portfolios. Hirtle Callaghan is, however, responsible for monitoring both the overall performance of each Portfolio, and the individual performance of each Specialist Manager within those Portfolios served by more than one Specialist Manager. Hirtle Callaghan may, from time to time, reallocate the assets of a multi-manager Portfolio among the Specialist Managers that provide portfolio management services to that Portfolio when it believes that such action would be appropriate to achieve the overall objectives of the particular Portfolio. Under the Hirtle Callaghan Agreement, Hirtle Callaghan does have direct authority to invest and reinvest the Trust’s assets but Hirtle Callaghan does not currently do so. Hirtle Callaghan is an integral part of the Specialist Manager selection process and instrumental in the supervision of Specialist Managers.

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The Board of Trustees has authorized the Trust’s officers to request an order from the Securities and Exchange Commission (“SEC”) that would permit the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board of Trustees but without submitting such contracts for the approval of the shareholders of the relevant Portfolio. The Trust’s shareholders have approved this arrangement, however, the exemptive relief required from the SEC has not yet been obtained.
Officers of Hirtle Callaghan serve as the executive officers of the Trust and/or as members of the Board of Trustees. For its services under the Hirtle Callaghan Agreement, Hirtle Callaghan is entitled to receive an annual fee of 0.05% of each Portfolio’s average net assets. The principal offices of Hirtle Callaghan are located at Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428-2970. Hirtle Callaghan is a registered investment adviser under the Investment Advisers Act of 1940, as amended. As of August 31, 2008, Hirtle Callaghan had approximately $15 billion in assets under management. Hirtle Callaghan is wholly-owned by Hirtle Callaghan & Co. Holdings, Inc., which is controlled by one of its founders, Jonathan J. Hirtle.
Wellington Management Company, LLP (“Wellington Management”) serves as the Specialist Manager for The Real Estate Securities Portfolio. Wellington Management has provided investment management services for real estate equity assets since 1994. Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of June 30, 2008, Wellington Management had investment management authority with respect to approximately $550 billion in assets, of which approximately $291 billion consisted of mutual fund assets.
James P. Hoffman, Senior Vice President and Global Industry Analyst of Wellington Management, has served as Portfolio Manager of the Real Estate Securities Portfolio since its inception in 2008. Mr. Hoffman joined Wellington Management as an investment professional in 1997.
For its services to the Portfolio, Wellington Management receives a fee, payable monthly, at an annual rate of 0.75% of the average daily net assets on the first $50 million allocated to Wellington Management and 0.65% on assets over $50 million.
Shareholder Information
Purchases and Redemptions
Purchasing Shares of the Portfolio. You may purchase shares of the Portfolio only if you are a client of Hirtle Callaghan or a financial intermediary that has established a relationship with Hirtle Callaghan. Shares of the Portfolio are sold at their net asset value per share (“NAV”) next calculated after your purchase order is accepted by the Trust. Please refer to further information under the heading “Acceptance of Purchase Orders; Anti-Money Laundering Policy.”
Calculating NAV. Each Portfolio’s NAV is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. The NAV is calculated by adding the total value of the Portfolio’s investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Portfolio:

NAV =	total assets – liabilities number of shares outstanding
The value of the Portfolio’s investments is generally determined by current market quotations. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Trust’s Board of Trustees (“Board”) in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Fair value pricing may be employed, for example, if the value of a security held by the Portfolio has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of the Portfolio’s NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities

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valued based on market quotations. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board.
Acceptance of Purchase Orders; Anti-Money Laundering Policy. Payment for purchases of Trust shares may be made by wire transfer or by check drawn on a U.S. bank. All purchases must be made in U.S. dollars. Third-party checks, cash, credit cards, credit card convenience checks, traveler’s checks, and checks payable in foreign currency are not accepted. The Trust reserves the right to reject any purchase order. Purchase orders may be received by the Trust’s transfer agent on any regular business day. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each customer who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. Accordingly, when you open an account, you will be asked for information that will allow the Trust to verify your identity, in the case of individual investors or, in the case of institutions or other entities, to verify the name, principal place of business, tax payer identification number and similar information. The Trust may also ask you to provide other documentation or identifying information and/or documentation for personnel authorized to act on your behalf.
Identity Verification Procedures — Because the absence of face-to-face contact with customers limits the Trust’s ability to reasonably validate the authenticity of documents received from an applicant, the Trust will never rely solely upon documentary methods to verify a customer’s identity. However, documentary evidence of a customer’s identity shall be obtained in an effort to complement the non-documentary customer identification verification process whenever necessary.
Customer Information — The following information is required prior to opening an account:
a.	Name;

b.	Date of birth, for an individual;

c.	Address, which shall be:
1) For an individual, a residential or business street address;
2) For an individual who does not have a residential or business street address, an Army Post Office (APO) or Fleet Post Office (FPO) box number, or the residential or business street address of next of kin or of another contact individual; or
3) For a person other than an individual (such as a corporation, partnership, or trust), a principal place of business, local office or other physical location; and
d.	Identification Number, which shall be:
1) For a U.S. person, a taxpayer identification number; or
2) For a non-U.S. person, one or more of the following: a taxpayer identification number, passport number and country of issuance; alien identification card number; or number and country of issuance of any other government issued document evidencing nationality or residence and bearing a photograph or similar safeguard.
Customer Verification. As discussed above, the Trust also uses non-documentary methods to verify a customer’s identity, although an initial, documentary (good order) review of the Account Application and purchase instrument will also be conducted for consistency, completeness, signs of alteration or other abnormalities or deficiencies. The Trust will complete its procedures to attempt to verify the customer’s identity within five business days of opening an account. The Trust will identify customers primarily by independently verifying the customer’s identity through the comparison of information provided by the customer with information obtained from a consumer reporting agency, public database or other source.
If a customer’s identity cannot be reasonably ensured through the above verification procedures, the Trust will not open the account and the original purchase instrument will normally be returned to the customer. In the event an account was opened for a customer during the verification process, it will be closed and the proceeds will normally be returned to the customer. However, if there is evidence of fraud or other wrong doing, the customer’s account will be frozen and no proceeds or purchase instruments will be returned until the matter is resolved.

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Redeeming Your Shares. You may redeem your shares in each Portfolio on any regular business day. Shares will be redeemed at the NAV next computed after receipt of your redemption order by the Trust. You will receive redemption proceeds within 7 days after receipt of your redemption order by the Trust. Redemption proceeds may be wired to an account that you have predesignated and which is on record with the Trust. Shares purchased by check will not be redeemed until that payment has cleared — normally, within 15 days of receipt of the check by the Trust. Redemption requests for all or any portion of your account with the Trust must be in writing and must be signed by the shareholder(s) named on the account or an authorized representative. If you wish to redeem shares of each Portfolio valued at $25,000 or more, each signature must be guaranteed.
Other Information about Purchases and Redemptions. Distributions are made on a per share basis regardless of how long you have owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution. Capital gains, if any, are distributed at least annually.
The values of securities that are primarily listed on foreign exchanges may change on days when the NYSE is closed and the NAV of the Portfolio is not calculated. You will not be able to purchase or redeem your shares on days when the NYSE is closed.
The Trust may permit investors to purchase shares of the Portfolio “in kind” by exchanging securities for shares of the Portfolio. This is known as an “in-kind” purchase. Shares acquired in an in-kind transaction will not be redeemed until the transfer of securities to the Trust has settled — usually within 15 days following the in-kind purchase. The Trust will not accept securities in exchange for shares of the Portfolio unless: (1) such securities are eligible to be included, or otherwise represented, in the Portfolio’s investment portfolio at the time of exchange and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the Portfolio, the value of any such security (except U.S. Government securities) being exchanged, together with other securities of the same issuer owned by the Portfolio, will not exceed 5% of the net assets of the Portfolio immediately after the transaction. The Trust may also redeem shares in kind. This means that all or a portion of the redemption amount would be paid by distributing on a pro rata basis to the redeeming shareholder securities held in the Portfolio’s investment portfolio. Investors will incur brokerage charges on the sale of these portfolio securities. In-kind purchases and sales will be permitted solely at the discretion of the Trust.
The Trust does not impose investment minimums or sales charges of any kind. If your account falls below $5,000, the Trust may ask you to increase your balance. If it is still below $5,000 after 30 days, the Trust may close your account and send you the proceeds at the current NAV. In addition, if you purchase shares of the Trust through a program of services offered by a financial intermediary, you may incur advisory fees or custody expenses in addition to those expenses described in this Prospectus. Investors should contact such intermediary for information concerning what, if any, additional fees may be charged.
Frequent purchases and redemptions of shares of a mutual fund (including activities of “market timers”) can result in the dilution in the value of Trust shares held by long-term shareholders, interference with the efficient management of the a fund’s investment portfolio, and increased brokerage and administrative costs. The Board has considered the extent to which the Portfolio may be vulnerable to such risks. While the Board will continue to monitor the situation and may elect to adopt specific procedures designed to discourage frequent purchases and redemptions, the Board, has determined that it is not necessary to do so at this time. This conclusion is based on the fact that investments in the Trust may be made only by investment advisory clients of Hirtle Callaghan or financial intermediaries such as investment advisers, acting in a fiduciary capacity with investment discretion, that have established relationships with Hirtle Callaghan and the absence of abuses in this area at any time since the commencement of the Trust’s operations.

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Shareholder Reports and Inquiries. Shareholders will receive semi-annual reports containing unaudited financial statements as well as annual reports containing financial statements which have been audited by the Trust’s independent registered public accounting firm. Each shareholder will be notified annually as to the Federal tax status of distributions made by the Portfolio. Shareholders may contact the Trust by calling the telephone number, or by writing to the Trust at the address shown, on the back cover of this Prospectus.
Dividends and Distributions. Any income the Portfolio receives is paid out, less expenses, in the form of dividends to its shareholders. Income dividends, if any, on the Portfolio are paid on a quarterly basis. Capital gains, if any, for the Portfolio are distributed at least annually.
Federal Taxes. The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents. You should consult your tax adviser for further information regarding Federal, state, local and foreign tax consequences relevant to your specific situation.
Portfolio Distributions. The Portfolio contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as discussed below, you will be subject to Federal income tax on Portfolio distributions regardless whether they are paid in cash or reinvested in additional shares. Portfolio distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, which may be taxed at a rate as high as 35%, except as discussed below.
Distributions attributable to the net capital gain of the Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares. The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 15%.
Distributions of certain “qualifying dividends” will also generally be taxable to non-corporate shareholders at a maximum rate of fifteen percent (15%), as long as certain requirements are met. In general, distributions paid by the Portfolio to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Portfolio. To the extent that the Portfolio invests a significant portion of its assets in REITs (which is anticipated to be the case), distributions attributable to operating income of those REITs will generally not constitute “qualifying dividends” for purposes of the 15% rate. Accordingly, investors in the Portfolio should anticipate that a significant portion of the dividends to them each year will be taxable at the higher rates generally applicable to ordinary income, rather than being eligible for the 15% rate normally applicable to dividends under current law.
Distributions from the Portfolio will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by the Portfolio in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.
You will be notified annually of the tax status of distributions to you.
You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”
Sales or Exchanges. You will generally recognize taxable gain or loss for Federal income tax purposes on a sale, exchange or redemption of your shares in the Portfolio, including an exchange for shares of another Portfolio, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Portfolio shares for over twelve months at the time you dispose of them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)
Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of the Portfolio may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Portfolio within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Portfolio. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

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IRAs and Other Tax-Qualified Plans. One major exception to the foregoing tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable. However, future distributions from IRAs and other Tax-Qualified Plans are usually taxed as ordinary income.
Other Tax Exempt Investors. Tax-exempt investors will generally be exempt from federal income tax on dividends received and gains realized with respect to shares of the Portfolio. Tax-exempt investors may, however, be subject to the unrelated business income tax to the extent their investments in the Portfolio are debt-financed. Moreover, certain categories of tax-exempt investors, such as private foundations, may be subject to federal excise tax on their investment income, which would include income and gain from an investment in shares of the Portfolio.
Backup Withholding. The Portfolio may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are “exempt recipients.” The current withholding rate is 28%.
U.S. Tax Treatment of Foreign Shareholders. Nonresident aliens, foreign corporations and other foreign investors in the Portfolio will generally be exempt from U.S. federal income tax on Portfolio distributions attributable to net capital gains and, for distributions attributable to the Portfolio’s taxable year ending on June 30, 2008, net short-term capital gains of the Portfolio. The exemption may not apply, however, if the investment in the Portfolio is connected to a grade or business of the foreign investor in the United States or if the foreign investor is present in the United States for 183 days or more in a year and certain other conditions are met.
Portfolio distributions attributable to other categories of Portfolio income, such as dividends from portfolio companies, will generally be subject to a 30% withholding tax when paid to foreign shareholders. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Portfolio with a properly completed Form W-8BEN to establish entitlement for these treaty benefits. Also, for the Portfolio’s taxable year ending on June 30, 2008, Portfolio distributions attributable to U.S.-source interest income of the Portfolio will be exempt from U.S. federal income tax for foreign investors, but they may need to file a federal income tax return to obtain a refund of any withholding taxes.
In subsequent taxable years, the exemption of foreign investors from U.S. federal income tax on Portfolio distributions attributable to U.S.-source interest income and short-term capital gains will be unavailable, but distributions attributable to long-term capital gains will continue to be exempt.
Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale, exchange or redemption of shares in the Portfolio. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Portfolio.
State and Local Taxes. You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Portfolio’s distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. You should consult your tax adviser regarding the tax status of distributions in your state and locality.
Sunset of Tax Provisions. Some of the tax provisions described above are subject to sunset provisions. Specifically, a sunset provision provides that the 15% long-term capital gain rate and the taxation of dividends at a maximum rate of 15% will sunset after 2010.
More information about taxes is in the Statement of Additional Information.

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The Hirtle Callaghan Trust
For More Information:
For more information about any of the Portfolios of The Hirtle Callaghan Trust, please refer to the following documents, each of which is available without charge from the Trust:
Annual and Semi-Annual Reports (“Shareholder Reports”)/Form N-Q:
The Trust’s annual and semi-annual reports to shareholders contain additional information on the Trust’s investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the several Portfolios during the Trust’s last fiscal year. In addition, the Portfolios file their complete portfolio schedule as of the end of their first and third fiscal quarters with the SEC on Form N-Q. A discussion regarding the Board of Trustee’s basis for approval of the Hirtle Callaghan Agreement and for approval of the Specialist Manager’s advisory agreement is available in the Trust’s annual report dated June 30, 2007.
Statement of Additional Information (“SAI”):
The SAI provides more detailed information about the Trust, including its operations and the investment policies of its several Portfolios. A description of the Trust’s policies and procedures regarding the release of portfolio holdings information is also available in the SAI. It is incorporated by reference into, and is legally considered a part of, this Prospectus.
To obtain copies of Shareholder Reports or the SAI, free of charge:
Contact the Trust at The Hirtle Callaghan Trust, Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428-2970 (or call 800-242-9596)
Other Resources:
You can also review and copy Shareholder Reports, Form N-Q and the SAI at the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Text-only copies of these documents are also available from the SEC’s website at http://www.sec.gov or for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102, by calling 202-551-8090, or by electronic request to: publicinfo@sec.gov. The Trust does not have an internet web site.
Investment Company Act File No. 811-08918.

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STATEMENT OF ADDITIONAL INFORMATION
THE REAL ESTATE SECURITIES PORTFOLIO
THE HIRTLE CALLAGHAN TRUST
FIVE TOWER BRIDGE, 300 BARR HARBOR DRIVE, SUITE 500
WEST CONSHOHOCKEN, PA 19428-2970
This Statement of Additional Information is designed to supplement information contained in the Prospectus relating to The Real Estate Securities Portfolio (“Portfolio”)of The Hirtle Callaghan Trust (“Trust”). The Portfolio is an open-end, non-diversified, series, management investment company registered under the Investment Company Act of 1940, as amended (“Investment Company Act”). Hirtle, Callaghan & Co., LLC (“Hirtle Callaghan”) serves as the overall investment adviser to the Trust. This document, although not a Prospectus, is incorporated by reference in its entirety in the Trust’s Prospectus and should be read in conjunction with the Trust’s Prospectus dated October 27, 2008. A copy of that Prospectus is available by contacting the Trust at (800) 242-9596.

Statement of Additional Information Heading	Page	Corresponding Prospectus Heading
Management of the Trust	2	Management of the Trust

Further Information About the Trust’s Investment Policies	8	Investment Risks and Strategies

Investment Restrictions	21	Investment Risks and Strategies

Additional Purchase and Redemption Information	23	Shareholder Information

Portfolio Transactions and Valuation	23	Shareholder Information

Additional Information About Portfolio Managers	24	Management of the Trust

Dividends, Distributions and Taxes	27	Shareholder Information

History of the Trust and Other Information	29	Management of Trust

Proxy Voting	29	N/A

Independent Registered Public Accounting Firm and Financial Statements	31	Financial Highlights

Ratings Appendix	N/A	N/A
This Statement of Additional Information does not contain all of the information set forth in the registration statement filed by the Trust with the Securities and Exchange Commission (“SEC”) under the Securities Act of 1933. Copies of the registration statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at its offices in Washington, D.C.
The date of this Statement of Additional Information is October 27, 2008.

MANAGEMENT OF THE TRUST
GOVERNANCE. The Trust’s Board of Trustees (“Board”) currently consists of seven members. A majority of the members of the Board are individuals who are not “interested persons” of the Trust within the meaning of the Investment Company Act; in the discussion that follows, these Board members are referred to as “Independent Trustees.” The remaining Board members are senior officers of Hirtle Callaghan and are thus considered “interested persons” of the Trust for purposes of the Investment Company Act. These Board members are referred to as “Affiliated Trustees.” Each Trustee serves until the election and qualification of his or her successor, unless the Trustee sooner resigns or is removed from office.
Day-to-day operations of the Trust are the responsibility of the Trust’s officers, each of whom is elected by, and serves at the pleasure of, the Board. The Board is responsible for the overall supervision and management of the business and affairs of the Trust and of each of the Trust’s separate investment portfolios (each, a “Portfolio” and collectively, the “Portfolios”), including the selection and general supervision of those investment advisory organizations (“Specialist Managers”) retained by the Trust to provide portfolio management services to the respective Portfolios. The Board also may retain new Specialist Managers or terminate particular Specialist Managers, if the Board deems it appropriate to do so in order to achieve the overall objectives of the Portfolio involved. More detailed information regarding the Trust’s use of a multi-manager structure appears in this Statement of Additional Information under the heading “Management of the Trust: Multi-Manager Structure.”
OFFICERS AND AFFILIATED TRUSTEES. The table below sets forth certain information about each of the Trust’s Affiliated Trustees, as well as its executive officers.

		TERM OF		NUMBER OF
		OFFICE;		PORTFOLIOS	OTHER
	POSITION(S)	TERM	PRINCIPAL	IN FUND	DIRECTORSHIPS
	HELD WITH	SERVED IN	OCCUPATION(S)	COMPLEX	HELD BY
NAME, ADDRESS, AND AGE	TRUST	OFFICE	DURING PAST 5 YEARS	OVERSEEN	TRUSTEE**
Donald E. Callaghan* Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 62	Trustee and President	Indefinite; Since: 7/20/95	Mr. Callaghan is retired. Prior to December 31, 2007 he was a Principal of Hirtle Callaghan Holdings, Inc. He continues to serve on that company’s Board of Directors.	15	None

Robert J. Zion* Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 46	Trustee; Vice President & Treasurer	Indefinite; Trustee since 4/30/07; Vice President and Treasurer since 7/20/95	Mr. Zion is the Chief Operating Officer, Vice President, Secretary and Treasurer of Hirtle Callaghan Holdings, Inc. He has been with that company for more than the past five years.	15	None

Peter R. Guarino – Managing Director; Foreside Compliance Services LLC Three Canal Plaza, Suite 100 Portland, ME 04101 Age: 50	Chief Compliance Officer	One Year; Since: 07/01/07	Managing Director of Foreside Compliance Services, LLC since 2004; Independent Compliance Consultant from 2002 to 2004.	15	NA

Kerry Reilly Citi Fund Services 3435 Stelzer Road Columbus, OH 43219 Age: 43	Secretary	Indefinite; Since 12/12/06	Vice President, Regulatory Administration, Citi Fund Services Ohio, Inc. since January 2006; Employee of CitiStreet LLC (June 2004 - May 2005); Employee of Fidelity Investments (1987 - 2001).	15	NA

*	Mr. Callaghan may be deemed to be an “interested person,” as defined by the Investment Company Act, because he is a member of the Board of Directors of Hirtle Callaghan, the overall investment adviser to the Trust and Mr. Zion may be deemed to be an “interested person,” as defined by the Investment Company Act, because of his employment with Hirtle Callaghan.

**	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.
INDEPENDENT TRUSTEES. The following table sets forth certain information about the Independent Trustees.

		TERM OF		NUMBER OF
		OFFICE;		PORTFOLIOS	OTHER
	POSITION(S)	TERM		IN FUND	DIRECTORSHIPS
	HELD WITH	SERVED IN	PRINCIPAL OCCUPATION(S)	COMPLEX	HELD BY
NAME, ADDRESS, AND AGE	TRUST	OFFICE	DURING PAST 5 YEARS	OVERSEEN	TRUSTEE**
Ross H. Goodman Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 60	Trustee	Indefinite; Since: 7/20/95	For more than the past five years, Mr. Goodman has been President and Owner of American Industrial Management & Sales, Northeast, Inc. or its predecessors (manufacturing representative).	15	None

Jarrett Burt Kling Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 65	Trustee	Indefinite; Since 7/20/95	For more than the past five years Mr. Kling has been associated with ING Clarion Real Estate Securities, L.P., a registered investment adviser and an indirect, wholly owned subsidiary of ING Group.	15	ING Clarion Real Estate; ING Clarion Global Real Estate Income Fund; Old Mutual Advisors Funds

Harvey G. Magarick Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 69	Trustee	Indefinite; Since 7/01/04	Mr. Magarick is retired. Prior to June 3, 2004 he was a partner in the auditing firm of BDO Seidman, LLP.	15	Atlas Pipeline Holdings, LP

R. Richard Williams Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 63	Trustee	Indefinite; Since 7/15/99	Since early 2000, Mr. Williams has been the owner of Seaboard Advisers (consulting services).	15	None

Richard W. Wortham, III The Wortham Foundation, Inc. 2727 Allen Parkway – Suite 1570 Houston, TX 77019-2125 Age: 70	Trustee	Indefinite; Since 7/20/95	Mr. Wortham is currently the Chairman and Chief Executive Officer of The Wortham Foundation and has been a Trustee for more than the past five years.	15	Oncor Electric Delivery Company

**	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.
Committees of the Board of Trustees. The Board has established several committees to assist the Trustees in fulfilling their oversight responsibilities.
The Nominating Committee is responsible for the nomination of individuals to serve as Independent Trustees. The Nominating Committee, whose members consist of all of the Independent Trustees, did not meet during the fiscal year ended June 30, 2007. The Nominating Committee will consider persons submitted by security holders for nomination to the Board. Recommendations for consideration by the Nominating Committee should be sent to the Secretary of the Trust in writing, together with appropriate biographical information concerning each such proposed nominee, at the principal executive office of the Trust.

The Audit Committee is responsible for overseeing the audit process and the selection of independent registered public accounting firms for the Trust, as well as providing assistance to the full Board in fulfilling its responsibilities as they relate to fund accounting, tax compliance and the quality and integrity of the Trust’s financial reports. The Audit Committee, whose members consist of all of the Independent Trustees, held 5 meetings during the fiscal year ended June 30, 2007.
COMPENSATION ARRANGEMENTS. Effective January 1, 2008, each of the Independent Trustees receives from the Trust a fee of (i) $40,000 per year; (ii) an additional $10,000 for each regular Board meeting attended by him in person, plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his attendance at such meetings; (iii) $2,500 for each Audit Committee Meeting attended in person or telephonically and (iv) $2,500 per special meeting attended by him in person or by telephone, plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his attendance at such meetings. Committee Chairs receive an additional $10,000 annual fee. The Affiliated Trustees and the Trust’s officers receive no compensation from the Trust for performing the duties of their respective offices. The table below shows the aggregate compensation received from the Trust by each of the Independent Trustees during the fiscal year ending June 30, 2008 (excluding reimbursed expenses).

	AGGREGATE	PENSION	ESTIMATED BENEFITS
	COMPENSATION	RETIREMENT	UPON RETIREMENT	TOTAL
	FROM	BENEFITS FROM	FROM	COMPENSATION
NAME	TRUST	TRUST	TRUST	FROM TRUST
Ross H. Goodman	$102,500	none	none	$102,500
Jarrett Burt Kling	$102,500	none	none	$102,500
Harvey G. Magarick	$112,500	none	none	$112,500
R. Richard Williams	$102,500	none	none	$102,500
Richard W. Wortham, III	$102,500	none	none	$102,500
TRUSTEE OWNERSHIP OF SECURITIES OF THE HIRTLE CALLAGHAN TRUST. As of December 31, 2007, none of the Trustees held any beneficial interest in shares of the Portfolio described in this Statement of Additional Information, which had not yet commenced operations. The table below sets forth the extent of each Trustee’s beneficial interest in shares of the Trust as of December 31, 2007. For purposes of this table, beneficial interest includes any direct or indirect pecuniary interest in securities issued by the Trust and includes shares of any of the Trust’s Portfolios held by members of a Trustee’s immediate family. All of the officers and trustees of the Trust own, in the aggregate, less than one percent of the outstanding shares of the shares of the respective Portfolios of the Trust; officers and Trustees of the Trust may, however, be investment advisory clients of Hirtle Callaghan and shareholders of the Trust.

RICHARD
				JARRETT		R.	W.
	DONALD. E.	ROBERT	ROSS H.	BURT	HARVEY G.	RICHARD	WORTHAM,
	CALLAGHAN	J. ZION	GOODMAN	KLING	MAGARICK	WILLIAMS	III**
The Value Equity Portfolio	d	c	a	d	e	e	a
The Growth Equity Portfolio	e	e	a	e	e	e	a
The Small Capitalization Equity Portfolio	d	c	a	b	d	e	a
The International Equity Portfolio	d	e	a	e	e	e	a
The Fixed Income Portfolio	d	a	a	a	d	a	a
The Fixed Income II Portfolio	a	a	a	a	e	a	a
The Fixed Income Opportunity Portfolio	c	a	a	a	c	a	a
The Short-Term Municipal Bond Portfolio	a	a	a	a	a	a	a
The Intermediate Term Municipal Bond Portfolio	a	c	a	c	e	a	a
AGGREGATE DOLLAR RANGE OF TRUST SHARES	e	e	a	e	e	e	a

NOTE:	a = None
b = $1 - $10,000
c = $10,001 - $50,000
d = $50,001 - $100,000
e = Over $100,000

*	As of December 31, 2007 The Real Estate Securities Portfolio, Emerging Markets Portfolio, Institutional Value Equity Portfolio, Institutional Growth Equity Portfolio, Institutional Small Capitalization Equity Portfolio and Institutional International Equity Portfolio were not operational.

**	Richard W. Wortham serves as a trustee for the Wortham Foundation which holds shares of The Value Equity, Growth Equity, Small Capitalization Equity and International Equity Portfolios, which holdings had values at December 31, 2007 of over $100,000 in each Portfolio. Mr. Wortham has no beneficial interest in the Foundation.

MULTI-MANAGER STRUCTURE. Although it does not currently do so, the Portfolio is authorized to operate on a “multi-manager” basis. This means that the Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to combine two or more investment styles. The goal of the multi-manager structure is to achieve a better rate of return with lower volatility than would typically be expected of any one management style. Its success depends upon the ability of the Trust to (a) identify and retain Specialist Managers who have achieved and will continue to achieve superior investment records relative to selected benchmarks; (b) pair Specialist Managers that have complementary investment styles (e.g., top-down vs. bottom-up investment selections processes); (c) monitor Specialist Managers’ performance and adherence to stated styles; and (d) effectively allocate Portfolio assets among Specialist Managers.
Engagement and Termination of Specialist Managers. The Board is responsible for approving decisions with respect to the engagement and/or termination of Specialist Managers based on a continuing quantitative and qualitative evaluation of their skills and proven abilities in managing assets pursuant to specific investment styles. While superior performance is regarded as the ultimate goal, short-term performance by itself is not a significant factor in selecting or terminating Specialist Managers. From time to time, Hirtle Callaghan may recommend, and the Board may consider, terminating the services of a Specialist Manager. The criteria for termination may include, but are not limited to, the following: (a) departure of key personnel from the Specialist Manager’s firm; (b) acquisition of the Specialist Manger by a third party; (c) change in or departure from investment style, or (d) prolonged poor performance relative to the relevant benchmark index.
The Board’s authority to retain Specialist Managers is subject to the provisions of Section 15(a) of the Investment Company Act. Section 15(a) prohibits any person from serving as an investment adviser to a registered investment company unless the written contract has been approved by the shareholders of that company. Rule 15a-4 under the Investment Company Act, however, provides for an exception from the provisions of Section 15(a). The rule permits an adviser to provide advisory services to an investment company before shareholder approval is obtained pursuant to the terms of an interim agreement in the event that a prior advisory contract is terminated by action of such company’s board; in such case, a new contract must be approved by such shareholders within 150 days of the effective date of the interim agreement, or such interim agreement will terminate. The Trust has relied upon the provisions of Rule 15a-4 from time to time, as more fully discussed in this Statement of Additional Information under the heading “Management of the Trust: Investment Advisory Arrangements.” The Board has authorized the Trust’s officers to request an order from the SEC that would exempt the Trust from the provisions of Section 15(a) and certain related provisions of the Investment Company Act. If issued, such an order would permit the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the Portfolio. The SEC has proposed a rule that, if adopted, would provide relief from Section 15(a) similar to that currently available only by SEC order. The Board may consider relying upon this rule, if adopted, in connection with the Trust’s multi-manager structure. There can be no assurance that the requested order will be issued by the SEC.

INVESTMENT ADVISORY ARRANGEMENTS. The services provided to the Portfolio by Hirtle Callaghan and by the Specialist Manager are governed under the terms of written agreements, in accordance with the requirements of the Investment Company Act. Each of these agreements is described below.
The Hirtle Callaghan Agreement. The services provided to the Trust by Hirtle Callaghan, described above and in the Prospectus, are governed under the terms of a written agreement with the Trust (“Hirtle Callaghan Agreement”).
The Hirtle Callaghan Agreement was entered into with respect to the Portfolio on June 30, 2008 and runs for an initial term of two years. Thereafter, it will remain in effect from year to year so long as such continuation is approved, at a meeting called for the purpose of voting on such continuance, at least annually (i) by the vote of a majority of the Board or the vote of the holders of a majority of the outstanding securities of the Trust within the meaning of Section 2(a)(42) of the Investment Company Act; and (ii) by a majority of the Independent Trustees, by vote cast in person. The Hirtle Callaghan Agreement may be terminated at any time, without penalty, either by the Trust or by Hirtle Callaghan, upon sixty days written notice and will automatically terminate in the event of its assignment as defined in the Investment Company Act. The Hirtle Callaghan Agreement permits the Trust to use the name “Hirtle Callaghan.” In the event, however, that the Hirtle Callaghan Agreement is terminated, Hirtle Callaghan has the right to require the Trust to discontinue any references to the name “Hirtle Callaghan” and to change the name of the Trust as soon as is reasonably practicable. The Hirtle Callaghan Agreement further provides that Hirtle Callaghan will not be liable to the Trust for any error, mistake of judgment or of law, or loss suffered by the Trust in connection with the matters to which the Hirtle Callaghan Agreement relates (including any action of any Hirtle Callaghan officer or employee in connection with the service of any such officer or employee as an officer of the Trust), whether or not any such action was taken in reliance upon information provided to the Trust by Hirtle Callaghan, except losses that may be sustained as a result of willful misfeasance, reckless disregard of its duties, bad faith or gross negligence on the part of Hirtle Callaghan.
The Hirtle Callaghan Agreement was last approved with respect to the Portfolio by the Trust’s Board (including a majority of the Independent Trustees) at a meeting held on September 11, 2008.
Portfolio Management Contract with the Specialist Manager. The provision of portfolio management services by the Specialist Manager is governed by an investment advisory contract (“Portfolio Management Contract”) between the Specialist Manager and the Trust. The Portfolio Management Contract provides that the Specialist Manager will, subject to the overall supervision of the Board, provide a continuous investment program for the assets of the Portfolio, or that portion of such assets as may be, from time, to time allocated to the Specialist Manager. Under the Portfolio Management Contract, the Specialist Manager is responsible for the provision of investment research and management of all investments and other instruments and the selection of brokers and dealers through which securities transactions are executed. The contract provides that the Specialist Manager will not be liable to the Trust for any error of judgment or mistake of law on the part of the Specialist Manager, or for any loss sustained by the Trust in connection with the purchase or sale of any instrument on behalf of the named Portfolio, except losses that may be sustained as a result of willful misfeasance, reckless disregard of its duties, bad faith or gross negligence on the part of the Specialist Manager. The Portfolio Management Contract provides that it will remain in effect for an initial period of two years and then from year to year so long as such continuation is approved, at a meeting called to vote on such continuance, at least annually: (i) by the vote of a majority of the Board or the vote of the holders of a majority of the outstanding securities of the Trust within the meaning of Section 2(a)(42) of the Investment Company Act; and (ii) by a majority of the Independent Trustees, by vote cast in person, and further, that the contract may be terminated at any time, without penalty, either by the Trust or by the Specialist Manager, in each case upon sixty days’ written notice. The Portfolio Management Contract provides that it will automatically terminate in the event of its assignment, as that term is defined in the Investment Company Act.
The Portfolio Management Contract is set forth below:

MOST RECENT CONTRACT
	SERVED PORTFOLIO	APPROVAL
SPECIALIST MANAGER	SINCE	SHAREHOLDERS	BOARD
Wellington Management Company, LLP	Inception	*	June 10, 2008

*	The Portfolio is not operational as of October 27, 2008.

INVESTMENT ADVISORY FEES: HIRTLE CALLAGHAN. Under the Hirtle Callaghan Agreement, Hirtle Callaghan receives a fee from the Portfolio, calculated at an annual rate of 0.05% of the Portfolio’s average daily net assets. Because the Portfolio described in this Statement of Additional Information has not yet commenced operations, Hirtle Callaghan did not receive any fees from the Portfolio in any of the Trust’s last three fiscal years.
INVESTMENT ADVISORY FEES: SPECIALIST MANAGER. In addition to the fees paid by the Trust to Hirtle Callaghan, the Portfolio pays a fee to its Specialist Manager. The rate at which this fee are calculated is set forth in the Trust’s Prospectus.
SPECIALIST MANAGER FEES. Because the Portfolio described in this Statement of Additional Information has not yet commenced operations, the Specialist Manager has not received any fees from the Portfolio in any of the Trust’s last three fiscal years.
ADMINISTRATION, DISTRIBUTION, AND RELATED SERVICES. Citi Fund Services Ohio, Inc. (formerly BISYS Fund Services, Ohio, Inc.) (“Citi”), 3435 Stelzer Road, Columbus, Ohio 43219 has been retained, pursuant to a separate Administrative Services Contract with the Trust, to serve as the Trust’s administrator. Citi performs similar services for mutual funds other than the Trust. Citi is owned by Citibank, N.A. Citibank, N.A. and its affiliated companies are wholly owned subsidiaries of Citigroup Inc., a publicly held company (NYSE: C).
Services performed by Citi include: (a) general supervision of the operation of the Trust and coordination of services performed by the various service organizations retained by the Trust; (b) regulatory compliance, including the compilation of information for documents and reports furnished to the SEC and corresponding state agencies; (c) assistance in connection with the preparation and filing of the Trust’s registration statement and amendments thereto; and (d) maintenance of the Trust’s registration in the various states in which shares of the Trust are offered. Pursuant to separate contracts, Citi or its affiliates also serve as the Trust’s transfer and dividend disbursing agent, as well as the Trust’s accounting agent and receives fees for such services. For its services, Citi receives a single all-inclusive fee (“Omnibus Fee”), which is computed daily and paid monthly in arrears, calculated at an annual rate of: 0.054% of the Portfolios’ average daily net assets up to $6 billion; and 0.005% of the Portfolios’ average daily net assets in excess of $6 billion.
Because the Portfolio described in this Statement of Additional Information has not yet commenced operations, Citi did not receive any fees from this Portfolio in any of the Trust’s last three fiscal years.
Under a Compliance Services Agreement between the Trust and Citi, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trust’s compliance program. This includes providing support services to the Chief Compliance Officer, and assisting in preparing or providing documentation for the Trust’s Chief Compliance Officer (the “CCO”), to deliver to the Board.
Foreside Fund Services LLC (“Foreside”) is the Trust’s principal underwriter pursuant to an agreement approved by the Board on July 27, 2007. Because shares of the Trust’s Portfolios are available only to clients of Hirtle Callaghan and financial intermediaries that have established a relationship with Hirtle Callaghan, the services provided by Foreside are limited. Foreside will receive an annual fee of $15,000 for performing the services listed under its agreement. The offices of the principal underwriter are located at Three Canal Plaza, Suite 100, Portland, ME 04101.
Under a separate Compliance Services Agreement between the Trust and Foreside Compliance Services, LLC, Three Canal Plaza, Suite 100, Portland, ME, 04101 (“Foreside Compliance”), Foreside Compliance makes a Foreside Compliance employee available to serve as the CCO for the Trust. The CCO develops the reports for the Board, makes findings and conducts reviews pertaining to the Trust’s compliance program and related policies and procedures of the Trust’s service providers. Foreside Compliance is an affiliate of Foreside, the principal underwriter for the Trust.
State Street Bank and Trust Company is the Trust’s custodian and is an affiliate of SSgA FM, which serves as a Specialist Manager for certain other Portfolios of the Trust. The custodian is responsible for the safekeeping of the domestic and foreign assets of each of the Trust’s Portfolios. The custodian is compensated at the rate of 0.01% of the Trust’s domestic assets, 0.0525% of the Trust’s foreign assets in developed countries. To the extent that a Portfolio invests in securities from emerging markets, the custodian may be compensated at a higher rate for such assets. The offices of the custodian are located at State Street Financial Center, One Lincoln Street,, Boston, Massachusetts 02110.

FURTHER INFORMATION ABOUT THE TRUST’S INVESTMENT POLICIES
The portfolio described in this Statement of Additional Information is The Real Estate Securities Portfolio. The following discussion supplements the discussion of the investment risks associated with the types of investments that may be made by the Specialist Manager on behalf of the Portfolio. The table below summarizes the range of investments that the Portfolio is permitted to acquire. The table is, however, only a summary list and is qualified in its entirety by the more detailed discussion included in the Prospectus and in this Statement of Additional Information.

Investment Instrument
(1)	ADRs, EDRs and GDRs	X
(2)	Agencies	*
(3)	Cash Equivalents	*
(4)	Commercial Paper	*
(5)	Common Stock	X
(6)	Convertibles	X
(7)	Emerging Markets Securities	X
(8)	Depositary Receipts	X
(9)	Foreign Currency	X
(10)	Foreign Equity (US $)	X
(11)	Foreign Equity (non-US $)	X
(12)	Forwards	X
(13)	Futures	**
(14)	High Yield Debt Securities	X
(15)	Investment Companies (e.g. SPDRs, iShares®)	X
(16)	Investment Grade Debt Securities	X
(17)	Money Market Funds	X
(18)	Options	X
(19)	Mortgage-Backed Securities	X
(20)	Preferred Stock	X
(21)	Private Placements	X
(22)	REITS	X
(23)	Repurchase Agreements	*
(24)	Reverse Repurchase Agreements	*
(25)	Rights	X
(26)	Short Sales	**
(27)	U.S. Governments	*
(28)	Warrants	X
(29)	When-Issued Securities	X

*	Money market instruments for cash management or temporary purposes

Italics = derivative investments

**	For hedging purposes
MORTGAGE-BACKED AND ASSET-BACKED SECURITIES.
MORTGAGE-BACKED SECURITIES. Certain Portfolios may invest in mortgage-backed securities, including derivative instruments. Mortgage-backed securities represent direct or indirect participations in or obligations collateralized by and payable from mortgage loans secured by real property. A Portfolio may invest in mortgage-backed securities issued or guaranteed by U.S. government agencies or instrumentalities such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”) and Federal Home Loan Banks. Obligations of GNMA are backed by the full faith and credit of the U.S. government. Obligations of FNMA, FHLMC and Federal Home Loan Banks are not backed by the full faith and credit of the U.S. government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of Federally insured mortgage loans with a maximum maturity of 30 years. The scheduled monthly interest and principal payments relating to mortgages in the pool will be “passed through” to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest.
Mortgage-backed securities also include securities issued by non-governmental entities including collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers’ general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence. Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities, including “regular” interests and “residual” interests. The Portfolios do not intend to acquire residual interests in REMICs under current tax law, due to certain disadvantages for regulated investment companies that acquire such interests.
Mortgage-backed securities are subject to unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of securities, mortgage-backed securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.
Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The Specialist Manager believes that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment, it will be deemed to have a remaining maturity of three years or less if the average life, as estimated by the Specialist Manager, is three years or less at the time of purchase of the security by a Portfolio. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the appropriate housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. Although the Specialist Manager will monitor the average life of the portfolio securities of each Portfolio with a portfolio maturity policy and make needed adjustments to comply with such Portfolios’ policy as to average dollar weighted portfolio maturity, there can be no assurance that the average life of portfolio securities as estimated by the Specialist Manager will be the actual average life of such securities.
ASSET-BACKED SECURITIES. Certain Portfolios may invest in asset-backed securities, which represent participations in, or are secured by and payable from, pools of assets including company receivables, truck and auto loans, leases and credit card receivables. The asset pools that back asset-backed securities are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present. Certain asset backed securities may be considered derivative instruments.
REAL ESTATE INVESTMENT TRUSTS (“REITS”). REITs are pooled investment vehicles that invest the majority of their assets directly in real property and/or in loans to building developers. They derive income primarily from the collection of rents and/or interest on loans.
REITs are sometimes informally characterized as Equity REITs, Mortgage REITs and Hybrid REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An

Equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A Mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A Mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A Hybrid REIT combines the characteristics of Equity REITs and Mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.
Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. The Portfolio will indirectly bear its proportionate share of expenses incurred by REITs in which it invests in addition to the expenses incurred directly by the Portfolio.
Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. First, the value of a REIT may be affected by changes in the value of the underlying property owned by the REITs. In addition, REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemption from registration under the Investment Company Act.
Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the Standard & Poor’s 500 Composite Stock Price Index (the “S&P Index”).
MONEY MARKET INSTRUMENTS.
REPURCHASE AGREEMENTS. Repurchase Agreements may be used for temporary investment purposes. Under the terms of a typical repurchase agreement, the Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and time. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The Specialist Manager for the Portfolio, in accordance with guidelines adopted by the Board, monitors the creditworthiness of those banks and non-bank dealers with which the Portfolio may enter into repurchase agreements. The Trust also monitors the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is adequately collateralized.
Repurchase agreements may be entered into with primary dealers in U.S. government securities who meet credit guidelines established by the Board (each a “repo counterparty”). Under each repurchase agreement, the repo counterparty will be required to maintain, in an account with the Trust’s custodian bank, securities that equal or exceed the repurchase price of the securities subject to the repurchase agreement. The Portfolio will generally enter into repurchase agreements with short durations, from overnight to one week, although securities subject to repurchase agreements generally have longer maturities. The Portfolio may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements. For purposes of the Investment Company Act, a repurchase agreement may be deemed a loan to the repo counterparty. It is not clear whether, in the context of a bankruptcy proceeding involving a repo counterparty, a court would consider a security acquired by the Portfolio subject to a repurchase agreement as being owned by the Portfolio or as being collateral for such a “loan.” If a court were to characterize the transaction as a loan, and the Portfolio has not perfected a security interest in the security acquired, the Portfolio could be required to turn the security acquired over to the bankruptcy trustee and be treated as an unsecured creditor of the repo counterparty. As an unsecured creditor, the Portfolio would be at the risk of losing some or all of the principal and income involved in the transaction. In the event of any such bankruptcy or insolvency proceeding involving a repo counterparty with whom the Portfolio has outstanding repurchase agreements, the Portfolio may encounter delays and incur costs before being able to sell securities acquired subject to such repurchase agreements. Any such delays may involve loss of interest or a decline in price of the security so acquired.
Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the repo counterparty may fail to repurchase the security. However, the Portfolio will always receive as collateral for any repurchase agreement to which it is a party, securities acceptable to it, the market value of which is equal to at least 102% of the repurchase price, and the Portfolio will make payment against such securities only upon physical delivery or evidence of book entry transfer of such collateral to the account of its custodian bank. If the market value of the security subject to the repurchase agreement falls below the repurchase price the Trust will direct the repo counterparty to deliver to the Trust’s custodian additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

COMMERCIAL PAPER. Commercial paper is a short-term, unsecured negotiable promissory note of a U.S. or non-U.S. issuer. the Portfolio may purchase commercial paper for temporary purposes. The Portfolio may similarly invest in variable rate master demand notes which typically are issued by large corporate borrowers and which provide for variable amounts of principal indebtedness and periodic adjustments in the interest rate. Demand notes are direct lending arrangements between the Portfolio and an issuer, and are not normally traded in a secondary market. The Portfolio, however, may demand payment of principal and accrued interest at any time. In addition, while demand notes generally are not rated, their issuers must satisfy the same criteria as those that apply to issuers of commercial paper. The Specialist Manager will consider the earning power, cash flow and other liquidity ratios of issuers of demand notes and continually will monitor their financial ability to meet payment on demand. See also “Variable and Floating Rate Instruments,” below.
BANK OBLIGATIONS. Bank Obligations may include certificates of deposit, time deposits and bankers’ acceptances. Certificates of Deposit (“CDs”) are short-term negotiable obligations of commercial banks. Time Deposits (“TDs”) are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions. U.S. commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the “FDIC”). U.S. banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to the Portfolio, depending upon the principal amount of CDs of each bank held by the Portfolio) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of governmental regulations, U.S. branches of U.S. banks, among other things, generally are required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness. U.S. savings and loan associations, the CDs of which may be purchased by the Portfolio, are supervised and subject to examination by the Office of Thrift Supervision. U.S. savings and loan associations are insured by the Savings Association Insurance Portfolio which is administered by the FDIC and backed by the full faith and credit of the U.S. government.
VARIABLE AND FLOATING RATE INSTRUMENTS. Short-term variable rate instruments (including floating rate instruments) from banks and other issuers may be used for temporary investment purposes, or longer-term variable and floating rate instruments may be used in furtherance of the Portfolio’s investment objectives. A “variable rate instrument” is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A “floating rate instrument” is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates.
Variable rate instruments are generally not rated by nationally recognized ratings organizations. The Specialist Manager will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to the Portfolio’s fixed income investments, the issuer’s obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. Any bank providing such a bank letter, line of credit, guarantee or loan commitment will meet the Portfolio’s investment quality standards relating to investments in bank obligations. The Portfolio will invest in variable and floating rate instruments only when the Specialist Manager deems the investment to involve minimal credit risk. The Specialist Manager will also continuously monitor the creditworthiness of issuers of such instruments to determine whether the Portfolio should continue to hold the investments.
The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Portfolio could suffer a loss if the issuer defaults or during periods in which the Portfolio is not entitled to exercise its demand rights. Variable and floating rate instruments held by the Portfolio will be subject to the Portfolio’s limitation on investments in illiquid securities when a reliable trading market for the instruments does not exist and the Portfolio may not demand payment of the principal amount of such instruments within seven days. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note and a loss would be incurred to the extent of the default.

OTHER FIXED INCOME SECURITIES AND STRATEGIES.
HIGH YIELD SECURITIES. High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, i.e., below BBB by Standard & Poor’s Ratings Group (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”), or their unrated equivalents. The Fixed Income Opportunity Portfolio invests primarily in such securities. The Fixed Income II Portfolio may also invest in such securities. While any investment carries some risk, certain risks associated with high yield securities are different than those for investment grade securities. The risk of loss through default is greater because high yield securities are usually unsecured and are often subordinate to an issuer’s other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations in a Portfolio’s net asset value per share.
In addition, an economic downturn or increase in interest rates could have a negative impact on both the markets for high yield securities (resulting in a greater number of bond defaults) and the value of such securities held by a Portfolio. Current laws, such as those requiring federally insured savings and loan associations to remove investments in such lower rated securities from their funds, as well as other pending proposals, may also have a material adverse effect on the market for lower rated securities.
The economy and interest rates may affect high yield securities differently than other securities. For example, the prices of such securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher rated investments. In addition, during an economic downturn or period in which interest rates are rising significantly, highly leveraged issuers may experience financial difficulties, which, in turn, would adversely affect their ability to service their principal and interest payment obligations, meet projected business goals and obtain additional financing.
If an issuer of a security held by a Portfolio defaults, the Portfolio may incur additional expenses to seek recovery. In addition, periods of economic uncertainty would likely result in increased volatility for the market prices of high yield securities as well as the Portfolio’s net asset value. In general, both the prices and yields of such securities will fluctuate.
In certain circumstances it may be difficult to determine a security’s fair value due to a lack of reliable objective information. Such instances occur where there is no established secondary market for the security or the security is lightly traded. As a result, a Portfolio’s valuation of a security and the price it is actually able to obtain when it sells the security could differ.
Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield securities held by a Portfolio, especially in a thinly traded market. Illiquid or restricted securities held by a Portfolio may involve special registration responsibilities, liabilities and costs, and could involve other liquidity and valuation difficulties.
The ratings of Moody’s, S&P and Fitch evaluate the safety of a lower rated security’s principal and interest payments, but do not address market value risk. Because the ratings of the rating agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, the Specialist Manager performs its own analysis of the issuers of high yield securities purchased by a Portfolio. Because of this, a Portfolio’s performance may depend more on its own credit analysis than is the case for mutual funds investing in higher rated securities.
The Specialist Manager continuously monitors the issuers of high yield securities held by a Portfolio for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Portfolio so that it can meet redemption requests.
CUSTODIAL RECEIPTS. Custodial Receipts are U.S. government securities and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government securities, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including “Treasury Income Growth Receipts” (“TIGRs”) and “Certificate of Accrual on Treasury Securities” (“CATS”). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are generally held in book-entry form at a Federal Reserve Bank. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government securities for federal tax and securities purposes. In the case of CATS and TIGRs, the IRS has reached this conclusion for the purpose of applying the tax diversification requirements applicable to regulated investment companies such as the Portfolio. CATS and TIGRs are not considered U.S. government securities by the staff of the Commission. Further, the

IRS conclusion noted above is contained only in a general counsel memorandum, which is an internal document of no precedential value or binding effect, and a private letter ruling, which also may not be relied upon by the Portfolio. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.
WHEN-ISSUED SECURITIES. Fixed income securities may be purchased on a “when-issued” basis. The price of securities purchased on a when-issued basis, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities takes place at a later date. Normally, the settlement date occurs within one month of the purchase. At the time a commitment to purchase a security on a when-issued basis is made, the transaction is recorded and the value of the security will be reflected in determining net asset value. No payment is made by the purchaser, however, until settlement. The market value of the when-issued securities may be more or less than the purchase price. The Trust does not believe that net asset value or income will be adversely affected by the purchase of securities on a when-issued basis. Equity securities acquired by the Portfolio as a result of corporate actions such as spin-offs may be treated as when-issued securities under certain circumstances.
LOAN PARTICIPATIONS AND ASSIGNMENTS. Loan Participations typically will result in a Portfolio having a contractual relationship only with the lender, not with the borrower. A Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan Participations, a Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Portfolio will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Loan Participation, a Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Portfolio will acquire Loan Participations only if the lender interpositioned between the Portfolio and the borrower is determined by the Specialist Manager to be creditworthy. When a Portfolio purchases Assignments from lenders, the Portfolio will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.
A Portfolio may have difficulty disposing of Assignments and Loan Participations. Because the market for such instruments is not highly liquid, the Portfolio anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Portfolio’s ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. In valuing a Loan Participation or Assignment held by a Portfolio for which a secondary trading market exists, the Portfolio will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Portfolio’s Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower under the loan and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) recent prices in the market for similar loans; and (iv) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.
STRUCTURED PRODUCTS. One common type of security is a “structured” product. Structured products, such as structured notes, generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.
With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities.
ZERO COUPON SECURITIES. Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features. Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will generally not be considered illiquid for the purposes of a Portfolio’s limitation on investments in illiquid securities.
FOREIGN INVESTMENTS.
FOREIGN SECURITIES AND FOREIGN GOVERNMENT SECURITIES. The Portfolio may invest without limit in equity securities of non-U.S. real estate companies, or sponsored and unsponsored depositary receipts for such securities.
The Portfolio may be subject to additional investment risks for foreign securities that are different in some respects than those incurred by investments in securities of domestic issuers. Such risks include currency risks, future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls, the possible seizure or nationalization of foreign deposits, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such securities. There can be no assurance that such laws will not become applicable to certain of the Portfolio’s investments. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer; brokerage commissions, custodial services and other costs relating to investment in foreign securities markets generally are more expensive than in the U.S.; foreign securities markets may have substantially less volume than U.S. securities’ markets, making many foreign issuers less liquid and more volatile than securities of comparable domestic issuers; and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Dividend income the Portfolio receives from foreign securities may not be eligible for the special tax treatment reserved for qualified dividend income.
American Depositary Receipts (“ADRs”) are dollar-denominated receipts generally issued in registered form by domestic banks that represent the deposit with the bank of a security of a foreign issuer. ADRs, which are publicly traded on U.S. exchanges and in the over-the-counter markets, may be sponsored by the foreign issuer of the underlying security or may be unsponsored. The Institutional International Equity Portfolio is permitted to invest in ADRs. Additionally, the Portfolio may invest in European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). EDRs are similar to ADRs but are issued and traded in Europe. EDRs are generally issued in bearer form and denominated in foreign currencies and, for this reason, are subject to the currency risks described below. GDRs are similar to EDRs, but designed for use in multiple global markets. For purposes of the Trust’s investment policies, ADRs, EDRs and GDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR,EDR or GDR representing ownership of common stock will be treated as common stock. ADR, EDR or GDR programs may be sponsored or unsponsored. Unsponsored programs are subject to certain risks. In contrast to sponsored programs, where the foreign issuer of the underlying security works with the depository institution to ensure a centralized source of information about the underlying company, including any annual or other similar reports to shareholders, dividends and other corporate actions, unsponsored programs are based on a service agreement between the depository institution and holders of ADRs, EDRs or GDRs issued by the program; thus, investors bear expenses associated with certificate transfer, custody and dividend payments. In addition, there may be several depository institutions involved in issuing unsponsored ADRs, EDRs or GDRs for the same underlying issuer. Such duplication may lead to market confusion because there would be no central source of information for buyers, sellers and intermediaries, and delays in the payment of dividends and information about the underlying issuer or its securities could result.
The foreign government securities in which the Portfolio may invest generally consist of debt obligations issued or guaranteed by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt securities of supranational entities. Such securities may be denominated in other currencies. Foreign government securities also include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies. The Portfolio may invest in foreign government securities in the form of ADRs as described above.
CURRENCY RELATED INSTRUMENTS. As indicated in the Prospectus, the Portfolio may use forward foreign currency exchange contracts in connection with permitted purchases and sales of securities of non-U.S. issuers. The Portfolio may, consistent with its investment objectives and policies, use such contracts as well as certain other currency related instruments to reduce the risks associated with the types of securities in which it is authorized to invest and to hedge against fluctuations in the relative value of the currencies in which securities held by each are denominated. The following discussion sets forth certain information relating to forward currency contracts and other currency related instruments, together with the risks that may be associated with their use.
ABOUT CURRENCY TRANSACTIONS AND HEDGING. The Portfolio is authorized to purchase and sell options, futures contracts and options thereon relating to foreign currencies and securities denominated in foreign currencies. Such instruments may be traded on foreign exchanges, including foreign over-the-counter markets. Transactions in such instruments may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by: (i) foreign political, legal and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Portfolio’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States; and (iv) lesser trading volume. Foreign currency exchange transactions may be entered into for the purpose of hedging against foreign currency exchange risk arising from the Portfolio’s investment or anticipated investment in securities denominated in foreign currencies. Options relating to foreign currencies may also be purchased or sold to increase exposure to a foreign currency or to shift foreign currency exposure from one country to another.
FOREIGN CURRENCY OPTIONS AND RELATED RISKS. The Portfolio may take positions in options on foreign currencies to hedge against the risk of foreign exchange rate fluctuations on foreign securities the Portfolio holds in its portfolio or intends to purchase. For example, if the Portfolio were to enter into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if the Portfolio held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, it could hedge against such a decline by purchasing a put option on the currency involved. The markets in foreign currency options are relatively new, and the Portfolio’s ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally. The quantities of currencies underlying option contracts represent odd lots in a market dominated by transactions between banks, and as a result extra transaction costs may be incurred upon exercise of an option. There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations be firm or revised on a timely basis. Quotation information is generally representative of very large transactions in the interbank market and may not reflect smaller transactions where rates may be less favorable. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. To the extent indicated in the Prospectus, the Portfolio may use forward contracts to protect against uncertainty in the level of future exchange rates in connection with specific transactions or for hedging purposes. For example, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Portfolio anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Portfolio may desire to “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale of the foreign currency involved in the underlying transaction in exchange for a fixed amount of U.S. dollars or foreign currency. This may serve as a hedge against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received. The Portfolio may also use forward contracts in connection with specific transactions. In addition, it may use such contracts to lock in the U.S. dollar value of those positions, to increase the Portfolio’s exposure to foreign currencies that the Specialist Manager believes may rise in value relative to the U.S. dollar or to shift the Portfolio’s exposure to foreign currency fluctuations from one country to another. For example, when the Specialist Manager believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the portfolio securities held by the Portfolio that are denominated in such foreign currency. This investment practice generally is referred to as “cross-hedging.”
The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Portfolio to sustain losses on these contracts and transaction costs. The Portfolio may enter into forward contracts or maintain a net exposure to such contracts only if: (1) the consummation of the contracts would not obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio’s securities and other assets denominated in that currency; or (2) the Portfolio maintains cash, U.S. government securities or other liquid securities in a segregated account in an amount which, together with the value of all the Portfolio’s securities denominated in such currency, equals or exceeds the value of such contracts.
At or before the maturity date of a forward contract that requires the Portfolio to sell a currency, the Portfolio may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Portfolio may close out a forward contract requiring it to purchase a specified currency by entering into another contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. As a result of such an offsetting transaction, the Portfolio would realize a gain or a loss to the extent of any change in the exchange rate between the currencies involved between the execution dates of the first and second contracts. The cost to the Portfolio of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the prevailing market conditions. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.
Although the Portfolio value its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Portfolio may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.
HEDGING AND DERIVATIVE INSTRUMENTS.
OPTIONS. To the extent indicated in the Prospectus, the Portfolio may, consistent with its investment objectives and policies, use options on securities and securities indexes to reduce the risks associated with the types of securities in which it is authorized to invest and/or in anticipation of future purchases, including to achieve market exposure, pending direct investment in securities. The Portfolio may use options only in a manner consistent with its investment objective and policies and may not invest more than 10% of its total assets in option purchases. Options may be used only for the purpose of reducing investment risk and not for speculative purposes. The following discussion sets forth certain information relating to the types of options that the Portfolio may use, together with the risks that may be associated with their use.
ABOUT OPTIONS ON SECURITIES. A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option period, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option period, to buy the underlying security at the exercise price. Options may be based on a security, a securities index or a currency. Options on securities are generally settled by delivery of the underlying security whereas options on a securities index or currency are settled in cash. Options may be traded on an exchange or in the over-the-counter markets.
OPTION PURCHASES. Call options on securities may be purchased in order to fix the cost of a future purchase. In addition, call options may be used as a means of participating in an anticipated advance of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the amount of loss, if any, to the amount of the option premium paid. Conversely, if the market price of the underlying security rises and the call is exercised or sold at a profit, that profit will be reduced by the amount initially paid for the call.

Put options may be purchased in order to hedge against a decline in market value of a security held by the Portfolio. The put effectively guarantees that the underlying security can be sold at the predetermined exercise price, even if that price is greater than the market value at the time of exercise. If the market price of the underlying security increases, the profit realized on the eventual sale of the security will be reduced by the premium paid for the put option. Put options may also be purchased on a security that is not held by the purchasing portfolio in anticipation of a price decline in the underlying security. In the event the market value of such security declines below the designated exercise price of the put, the portfolio would then be able to acquire the underlying security at the market price and exercise its put option, thus realizing a profit. In order for this strategy to be successful, however, the market price of the underlying security must decline so that the difference between the exercise price and the market price is greater than the option premium paid.
OPTION WRITING. Call options may be written (sold) by the Portfolio. Generally, calls will be written only when, in the opinion of the Portfolio’s Specialist Manager, the call premium received, plus anticipated appreciation in the market price of the underlying security up to the exercise price of the call, will be greater than the appreciation in the price of the underlying security.
Put options may also be written. This strategy will generally be used when it is anticipated that the market value of the underlying security will remain higher than the exercise price of the put option or when a temporary decrease in the market value of the underlying security is anticipated and, in the view of the Portfolio’s Specialist Manager, it would not be appropriate to acquire the underlying security. If the market price of the underlying security rises or stays above the exercise price, it can be expected that the purchaser of the put will not exercise the option and a profit, in the amount of the premium received for the put, will be realized by the writer of the put. However, if the market price of the underlying security declines or stays below the exercise price, the put option may be exercised and the portfolio that sold the put will be obligated to purchase the underlying security at a price that may be higher than its current market value. All option writing strategies will be employed only if the option is “covered.” For this purpose, “covered” means that, so long as the Portfolio that has written (sold) the option is obligated as the writer of a call option, it will (1) own the security underlying the option; or (2) hold on a share-for-share basis a call on the same security, the exercise price of which is equal to or less than the exercise price of the call written. In the case of a put option, the Portfolio that has written (sold) the put option will (1) maintain cash or cash equivalents in an amount equal to or greater than the exercise price; or (2) hold on a share-for share basis, a put on the same security as the put written provided that the exercise price of the put held is equal to or greater than the exercise price of the put written.
OPTIONS ON SECURITIES INDICES. Options on securities indices may by used in much the same manner as options on securities. Index options may serve as a hedge against overall fluctuations in the securities markets or market sectors, rather than anticipated increases or decreases in the value of a particular security. Thus, the effectiveness of techniques using stock index options will depend on the extent to which price movements in the securities index selected correlate with price movements of the Portfolio to be hedged. Options on stock indices are settled exclusively in cash.
RISK FACTORS RELATING TO THE USE OF OPTIONS STRATEGIES. The premium paid or received with respect to an option position will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period, supply and demand, and interest rates. Moreover, the successful use of options as a hedging strategy depends upon the ability to forecast the direction of market fluctuations in the underlying securities, or in the case of index options, in the market sector represented by the index selected.
Under normal circumstances, options traded on one or more of the several recognized options exchanges may be closed by effecting a “closing purchase transaction,” (i.e., by purchasing an identical option with respect to the underlying security in the case of options written and by selling an identical option on the underlying security in the case of options purchased). A closing purchase transaction will effectively cancel an option position, thus permitting profits to be realized on the position, to prevent an underlying security from being called from, or put to, the writer of the option or, in the case of a call option, to permit the sale of the underlying security. A profit or loss may be realized from a closing purchase transaction, depending on whether the overall cost of the closing transaction (including the price of the option and actual transaction costs) is less or more than the premium received from the writing of the option. It should be noted that, in the event a loss is incurred in a closing purchase transaction, that loss may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different call or put option. Also, because increases in the market price of an option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by appreciation of the underlying security held. Options will normally have expiration dates between three and nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. Options that expire unexercised have no value. Unless an option purchased by the Portfolio is exercised or a closing purchase transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

FUTURES CONTRACTS AND RELATED INSTRUMENTS. To the extent indicated in the Prospectus, the Portfolio may use futures contracts and options on futures contracts to reduce the risks associated with the types of securities in which each is authorized to invest and/or in anticipation of future purchases. The Portfolio may invest in futures-related instruments only for hedging purposes and not for speculation and only in a manner consistent with its investment objective and policies. In particular, the Portfolio may not commit more than 5% of its net assets, in the aggregate, to margin deposits on futures contracts or premiums for options on futures contracts. The following discussion sets forth certain information relating to the types of futures contracts that the Portfolio may use, together with the risks that may be associated with their use.
ABOUT FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept, delivery of the specified type of security or currency called for in the contract at a specified future time and at a specified price. In practice, however, contracts relating to financial instruments or currencies are closed out through the use of closing purchase transactions before the settlement date and without delivery or the underlying security or currency. In the case of futures contracts based on a securities index, the contract provides for “delivery” of an amount of cash equal to the dollar amount specified multiplied by the difference between the value of the underlying index on the settlement date and the price at which the contract was originally fixed.
STOCK INDEX FUTURES CONTRACTS. A Portfolio may sell stock index futures contracts in anticipation of a general market or market sector decline that may adversely affect the market values of securities held. To the extent that securities held correlate with the index underlying the contract, the sale of futures contracts on that index could reduce the risk associated with a market decline. Where a significant market or market sector advance is anticipated, the purchase of a stock index futures contract may afford a hedge against not participating in such advance at a time when the Portfolio is not fully invested. This strategy would serve as a temporary substitute for the purchase of individual stocks which may later be purchased in an orderly fashion. Generally, as such purchases are made, positions in stock index futures contracts representing equivalent securities would be liquidated.
FUTURES CONTRACTS ON DEBT SECURITIES. Futures contracts on debt securities, often referred to as “interest rate futures,” obligate the seller to deliver a specific type of debt security called for in the contract, at a specified future time. A public market now exists for futures contracts covering a number of debt securities, including long-term U.S. Treasury bonds, ten-year U.S. Treasury notes, and three-month U.S. Treasury bills, and additional futures contracts based on other debt securities or indices of debt securities may be developed in the future. Such contracts may be used to hedge against changes in the general level of interest rates. For example, the Portfolio may purchase such contracts when it wishes to defer a purchase of a longer-term bond because short-term yields are higher than long-term yields. Income would thus be earned on a short-term security and minimize the impact of all or part of an increase in the market price of the long-term debt security to be purchased in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the contract purchased by the Portfolio or avoided by taking delivery of the debt securities underlying the futures contract. Conversely, such a contract might be sold in order to continue to receive the income from a long-term debt security, while at the same time endeavoring to avoid part or all of any decline in market value of that security that would occur with an increase in interest rates. If interest rates did rise, a decline in the value of the debt security would be substantially offset by an increase in the value of the futures contract sold.
OPTIONS ON FUTURES CONTRACTS. An option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the period of the option. The risk of loss associated with the purchase of an option on a futures contract is limited to the premium paid for the option, plus transaction cost. The seller of an option on a futures contract is obligated to a broker for the payment of initial and variation margin in amounts that depend on the nature of the underlying futures contract, the current market value of the option, and other futures positions held by the Portfolio. Upon exercise of the option, the option seller must deliver the underlying futures position to the holder of the option, together with the accumulated balance in the seller’s futures margin account that represents the amount by which the market price of the underlying futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option involved. If an option is exercised on the last trading day prior to the expiration date of the option, settlement will be made entirely in cash equal to the difference between the exercise price of the option and the value at the close of trading on the expiration date.
RISK CONSIDERATIONS RELATING TO FUTURES CONTRACTS AND RELATED INSTRUMENTS. Participants in the futures markets are subject to certain risks. Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange): no secondary market exists for such contracts. In addition, there can be no assurance that a liquid market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a Portfolio would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of that portion of the securities being hedged, if any, may partially or completely offset losses on the futures contract.
As noted above, there can be no assurance that price movements in the futures markets will correlate with the prices of the underlying securities positions. In particular, there may be an imperfect correlation between movements in the prices of futures contracts and the market value of the underlying securities positions being hedged. In addition, the market prices of futures contracts may be affected by factors other than interest rate changes and, as a result, even a correct forecast of interest rate trends might not result in a successful hedging strategy. If participants in the futures market elect to close out their contracts through offsetting transactions rather than by meeting margin deposit requirements, distortions in the normal relationship between debt securities and the futures markets could result. Price distortions could also result if investors in the futures markets opt to make or take delivery of the underlying securities rather than engage in closing transactions because such trend might result in a reduction in the liquidity of the futures market. In addition, an increase in the participation of speculators in the futures market could cause temporary price distortions.
The risks associated with options on futures contracts are similar to those applicable to all options and are summarized above under the heading “Hedging Through the Use of Options: Risk Factors Relating to the Use of Options Strategies.” In addition, as is the case with futures contracts, there can be no assurance that (1) there will be a correlation between price movements in the options and those relating to the underlying securities; (2) a liquid market for options held will exist at the time when the Portfolio may wish to effect a closing transaction; or (3) predictions as to anticipated interest rate or other market trends on behalf of the Portfolio will be correct.
MARGIN AND SEGREGATION REQUIREMENTS APPLICABLE TO FUTURES RELATED TRANSACTIONS. When a purchase or sale of a futures contract is made by the Portfolio, the Portfolio is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. government securities (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. The Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by the Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called “variation margin” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by the Portfolio but is instead a settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Portfolio will value its open futures positions at market.
The Portfolio will not enter into a futures contract or an option on a futures contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are “in-the-money,” would exceed 5% of the Portfolio’s total assets. A call option is “in-the-money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in-the-money” if the exercise price exceeds the value of the futures contract that is the subject of the option.
When purchasing a futures contract, the Portfolio will maintain, either with its custodian bank or, if permitted, a broker, and will mark-to-market on a daily basis, cash, U.S. government securities, or other highly liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Portfolio may “cover” its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Portfolio. When selling a futures contract, the Portfolio will similarly maintain liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Portfolio may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Portfolio to purchase the same futures contract at a price no higher than the price of the contract written by the Portfolio (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).
When selling a call option on a futures contract, the Portfolio will maintain, either with its custodian bank or, if permitted, a broker, and will mark-to-market on a daily basis, cash, U. S. Government securities, or other highly liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Portfolio.
When selling a put option on a futures contract, the Portfolio will similarly maintain cash, U.S. government securities, or other highly liquid securities that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Portfolio may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Portfolio.
OTHER HEDGING INSTRUMENTS. Generally, a fund’s investment in the shares of another investment company is restricted to up to 5% of its total assets and aggregate investments in all investment companies is limited to 10% of total assets. Provided certain requirements set forth in the Act are met, however, investments in excess of these limitations may be made. Certain of the Portfolios may make such investments, some of which are described below.
The Portfolio may invest in Exchange-Traded Funds (“ETFs”) as part of each portfolio’s overall hedging strategies. Such strategies are designed to reduce certain risks that would otherwise be associated with the investments in the types of securities in which the Portfolio invests and/or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, provided that the use of such strategies are not for speculative purposes and are otherwise consistent with the investment policies and restrictions adopted by the Portfolio. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Portfolio will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. ETFs are subject to liquidity and market risks. Some ETFs traded on securities exchanges are actively managed and subject to the same Management Risks as other actively managed investment companies. Other ETFs have an objective to track the performance of a specified index (“Index ETFs”). Therefore, securities may be purchased, retained and sold by an Index ETF at times when an actively managed trust would not do so. As a result, in an Index ETF you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the Index ETF portfolio was not fully invested in such securities. In addition, the results of an Index ETF investment will not match the performance of the specified index due to reductions in the Index ETF’s performance attributable to transaction and other expenses, including fees paid by the Index ETF portfolio to service providers. Because of these factors, the price of ETFs can be volatile, and a Portfolio may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in an ETF.
Among the ETFs in which the Portfolio may invest are Standard & Poor’s Depositary Receipts (“SPDRs”) and iShares®. SPDRs are interests in a unit investment trust (“UIT”) that may be obtained directly from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange). The UIT will issue SPDRs in aggregations known as “Creation Units” in exchange for a “Portfolio Deposit” consisting of (a) a portfolio of securities substantially similar to the component securities (“Index Securities”) of the S&P Index, (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT’s portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit, called a “Balancing Amount”) designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit. SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Portfolio must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day. The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Portfolio could result in losses on SPDRs. Trading in SPDRs involves risks similar to those risks involved in the writing of options on securities.
iShares®* are exchange-traded funds, traded on the American Stock Exchange, Chicago Board Options Exchange and New York Stock Exchange. iShares® are not actively managed. Rather, an iShares®’ objective is to track the performance of a specified index.

*	iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) fund. performance of the specified index due to reductions in the iShares’ performance attributable to transaction and other expenses, including fees paid by the iShares portfolio to service providers.

Therefore, securities may be purchased, retained and sold by iShares® at times when an actively managed trust would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the iShares® portfolio was not fully invested in such securities. Because of this, the price of iShares can be volatile, and a Portfolio may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in such iShares®.
The Portfolio may invest in iShares in excess of the statutory limits in reliance on an exemptive order issued to that entity, provided that certain conditions are met.
LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.
MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.
SECURITIES LENDING. The Portfolio may lend from its total assets in the form of their portfolio securities to broker dealers under contracts calling for collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Portfolio will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral, which may include shares of a money market fund subject to any investment restrictions listed in this Statement. The Portfolio pays various fees in connection with the investment of the collateral. Under some securities lending arrangements the Portfolio may receive a set fee for keeping its securities available for lending. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower.
NON-DIVERSIFICATION. The Portfolio is classified as a non-diversified investment portfolio under the 1940 Act. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in one of these Funds, therefore, may entail greater risk than would exist in a diversified investment portfolio because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund’s portfolio. Any economic, political, or regulatory developments affecting the value of the securities in a Fund’s portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio was diversified among more issuers. Each of the Funds intends to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). This undertaking requires that at the end of each quarter of a Fund’s taxable year, with regard to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer; beyond that, no more than 25% of its total assets are invested in the securities of a single issuer.
INVESTMENT RESTRICTIONS
In addition to the investment objectives and policies of the Portfolio, the Portfolio is subject to certain investment restrictions both in accordance with various provisions of the Investment Company Act and guidelines adopted by the Board. These investment restrictions are summarized below. The following investment restrictions (1 though 9) are fundamental and cannot be changed with respect to the Portfolio without the affirmative vote of a majority of the Portfolio’s outstanding voting securities as defined in the Investment Company Act.
THE PORTFOLIO MAY NOT:
1.	Borrow money, except that the Portfolio (i) may borrow amounts, taken in the aggregate, equal to up to 5% of its total assets, from banks for temporary purposes (but not for leveraging or investment) and (ii) may engage in reverse repurchase agreements for any

iShares® is a registered investment company unaffiliated with the Portfolio, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area.

purpose, provided that (i) and (ii) in combination do not exceed 33 1/3% of the value of the Portfolio’s total assets (including the amount borrowed) less liabilities (other than borrowings).

2.	Mortgage, pledge or hypothecate any of its assets except in connection with any permitted borrowing, provided that this restriction does not prohibit escrow, collateral or margin arrangements in connection with the Portfolio’s permitted use of options, futures contracts and similar derivative financial instruments described in the Trust’s Prospectus.

3.	Issue senior securities, as defined in the Investment Company Act, provided that this restriction shall not be deemed to prohibit the Portfolio from making any permitted borrowing, mortgage or pledge, and provided further that the permitted use of options, futures contracts and similar derivative financial instruments described in the Trust’s Prospectus shall not constitute issuance of a senior security.

4.	Underwrite securities issued by others, provided that this restriction shall not be violated in the event that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities.

5.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, provided that this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

6.	Purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments, provided that the Portfolio may purchase and sell futures contracts relating to financial instruments and currencies and related options in the manner described in the Trust’s Prospectus.

7.	Make loans to others, provided that this restriction shall not be construed to limit (a) purchases of debt securities or repurchase agreements in accordance with the Portfolio’s investment objectives and policies; and (b) loans of portfolio securities in the manner described in the Trust’s Prospectus.

8.	Invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry, except that the Portfolio may concentrate in securities of companies which are real estate-related companies as described in the prospectus and provided that this restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, repurchase agreements secured by such obligations or securities issued by other investment companies.
The following investment restrictions (8 through 11) reflect policies that have been adopted by the Trust, but which are not fundamental and may be changed by the Board, without shareholder vote.
9.	The Portfolio may not make short sales of securities, maintain a short position, or purchase securities on margin, provided that this restriction shall not preclude the Trust from obtaining such short-term credits as may be necessary for the clearance of purchases and sales of its portfolio securities, and provided further that this restriction will not be applied to limit the use by the Portfolio of options, futures contracts and similar derivative financial instruments in the manner described in the Trust’s Prospectus.

10.	The Portfolio may not invest in securities of other investment companies except as permitted under the Investment Company Act.

11.	The Portfolio may not invest more than 15% of the value of its net assets in illiquid securities (including repurchase agreements, as described under “Repurchase Agreements,” above).

12.	The Portfolio listed below has non-fundamental investment policies obligating such a Portfolio to commit, under normal market conditions, at least 80% of its assets in the type of investment suggested by the Portfolio’s name; i.e., equity securities issued by U.S. and non-U.S. real estate companies including REITs. For purposes of this investment policy, “assets” includes the Portfolio’s net assets, as well as any amounts borrowed for investment purposes. The Board has adopted a policy to provide investors with notice as required by Rule 35d-1 under the Investment Company Act prior to any change in such an investment policy. As of the date of this Statement of Additional Information, that meant that any notice required to be delivered to shareholders of the Portfolio for the purpose of announcing an intended change in the non-fundamental policy listed below will be provided with at least 60 days’ notice in plain English in a separate written document. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: “Important Notice Regarding Change in Investment Policy.” This statement will also appear on the envelope in which such notice is delivered.

An investment restriction applicable to the Portfolio shall not be deemed violated as a result of a change in the market value of an investment, the net or total assets of the Portfolio, or any other later change provided that the restriction was satisfied at the time the relevant action was taken. In order to permit the sale of its shares in certain states, the Trust may make commitments more restrictive than those described above. Should the Trust determine that any such commitment may no longer be appropriate, the Board will consider whether to revoke the commitment and terminate sales of its shares in the state involved.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
The Trust reserves the right in its sole discretion to suspend the continued offering of the Trust’s shares and to reject purchase orders in whole or in part when in the judgment of the Board such action is in the best interest of the Trust. Payments to shareholders for shares of the Trust redeemed directly from the Trust will be made as promptly as possible but no later than seven days after receipt by the Trust’s transfer agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Trust may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Trust not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Trust’s shareholders. The Portfolio reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Trust’s shares by making payment in whole or in part in readily marketable securities chosen by the Trust and valued in the same way as they would be valued for purposes of computing the Portfolio’s net asset value. If such payment were made, an investor may incur brokerage costs in converting such securities to cash. The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Trust’s portfolio securities at the time of redemption or repurchase.
PORTFOLIO TRANSACTIONS AND VALUATION
PORTFOLIO TRANSACTIONS. Subject to the general supervision of the Board, the Specialist Manager is responsible for placing orders for securities transactions for the Portfolio. Securities transactions involving stocks will normally be conducted through brokerage firms entitled to receive commissions for effecting such transactions. In placing portfolio transactions, the Specialist Manager will use its best efforts to choose a broker or dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors. In placing brokerage transactions, the Specialist Manager may, however, consistent with the interests of the Portfolio, select brokerage firms on the basis of the investment research, statistical and pricing services they provide to the Specialist Manager, which services may be used by the Specialist Manager in serving any of its investment advisory clients. In such cases, the Portfolio may pay a commission that is higher than the commission that another qualified broker might have charged for the same transaction, providing the Specialist Manager involved determines in good faith that such commission is reasonable in terms either of that transaction or the overall responsibility of the Specialist Manager to the Portfolio and such manager’s other investment advisory clients. Transactions involving debt securities and similar instruments are expected to occur primarily with issuers, underwriters or major dealers acting as principals. Such transactions are normally effected on a net basis and do not involve payment of brokerage commissions. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. Because the Portfolio has not yet commenced operations, no brokerage commissions have been paid by the Portfolio.
The Trust has adopted procedures pursuant to which the Portfolio is permitted to allocate brokerage transactions to affiliates of the Specialist Manager. Under such procedures, commissions paid to any such affiliate must be fair and reasonable compared to the commission, fees or other remuneration paid to other brokers in connection with comparable transactions.
In no instance will portfolio securities be purchased from or sold to the Specialist Manager, Hirtle Callaghan or any affiliated person of the foregoing entities except to the extent permitted by applicable law or an order of the SEC. It is possible that at times identical securities will be acceptable for both the Portfolio and one or more other client accounts (which may include mutual funds) managed or advised by the Specialist Manager. In such cases, simultaneous transactions are inevitable. Purchases and sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Portfolio is concerned, in other cases it is believed that the ability of the Portfolio to participate in volume transactions may produce better executions for the Portfolio.

PORTFOLIO TURNOVER. Changes may be made in the holdings of the Portfolio consistent with its investment objectives and policies whenever, in the judgment of the Specialist Manager, such changes are believed to be in the best interests of the Portfolio.
The Portfolio may experience higher turnover due to the addition of a Specialist Manager to the Portfolio, a reallocation of Portfolio assets among multiple Specialist Managers, or a replacement of one or more Specialist Managers. Additionally, the following investments may increase the Portfolio’s turnover: (a) investing in certain types of derivative instruments; or (b) investing in U.S. government securities for short periods of time while determining appropriate longer term investments for the Portfolio. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Portfolio’s securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. The portfolio turnover rate for the Portfolio will be an aggregate of the rates for each individually managed portion of the Portfolio. Rates for each portion, however, may vary significantly. Because the Portfolio has not yet commenced operations, there are no portfolio turnover rates to report.
VALUATION. The net asset value per share of the Portfolio is determined once on each Business Day as of the close of the NYSE, which is normally 4 p.m. Eastern Time, on each day the NYSE is open for trading. The Trust does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.
In valuing the Trust’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board shall determine in good faith to reflect the security’s fair value. Equity securities listed on a foreign exchange are valued at the last quoted sales price available before the time when such securities are to be valued, provided that where such securities are denominated in foreign currencies, such prices will be converted into U.S dollars at the bid price of such currencies against U.S. dollars last quoted by any major bank. If there have been no sales on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. All other assets of the Portfolio are valued in such manner as the Board in good faith deems appropriate to reflect their fair value. The net asset value per share of the Portfolio is calculated as follows: All liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net asset value is divided by the number of shares outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.
PORTFOLIO HOLDINGS. The Trust may provide information regarding the portfolio holdings of the Portfolio to its service providers where relevant to duties to be performed for the Funds. Such service providers include fund accountants, administrators, investment advisers, custodians, independent public accountants, and attorneys. Non-standard disclosure of portfolio holdings information may also be provided to entities that provide a service to a Specialist Manager, provided that the service is related to the investment advisory services that the Specialist Manager provides to the Portfolios. Neither the Trust nor any service provider to the Trust may disclose material information about the Funds’ portfolios holdings to other third parties except that information about portfolio holdings may be made available to such third parties provided that the information has become public information by the filing of an annual or semi-annual report or Form N-Q by the Funds. In no event shall such information be disclosed for compensation.
ADDITIONAL INFORMATION ABOUT PORTFOLIO MANAGERS
Set forth below is information about those individuals (each of whom is referred to as a “portfolio manager”) who are primarily responsible for day-to-day investment decisions relating to the Portfolio. All of the portfolio managers are employees of the Specialist Manager and not of Hirtle Callaghan.
As noted in the Prospectus, investment in the Trust is currently limited to clients of Hirtle Callaghan or a financial intermediary that has established a relationship with Hirtle Callaghan. Accordingly, unless otherwise noted, none of the portfolio managers owns any shares of the Portfolio.
The tables and text below disclose information about other accounts managed, compensation, and potential conflicts of interest. All information is as of June 30, 2008.

It should be noted that there are certain potential conflicts of interest which are generally applicable to all of the Trust’s Specialist Managers. The conflicts arise from managing multiple accounts and include conflicts among investment strategies, conflicts in the allocation of investment opportunities and conflicts due to the differing assets levels or fee schedules of various accounts.
Wellington Management Company, LLP - (“Wellington Management”) is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of June 30, 2008, Wellington Management had investment management authority with respect to approximately $550 billion in assets.
Listed below is the portfolio manager responsible for making day-to-day investment decisions for that portion of the Portfolio allocated to Wellington Management.
James P. Hoffman, Senior Vice President and Global Industry Analyst of Wellington Management, has served as Portfolio Manager of the Real Estate Securities Portfolio since its inception in 2008. Mr. Hoffman joined Wellington Management as an investment professional in 1997.
OTHER ACCOUNTS MANAGED — TOTAL

OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
	NUMBER OF	TOTAL	NUMBER OF	TOTAL	NUMBER OF	TOTAL
MANAGER NAME	ACCOUNTS	ASSETS	ACCOUNTS	ASSETS	ACCOUNTS	ASSETS
James P. Hoffman	3	$197,649,350	30	$3,007,557,502	75	$2,247,206,493
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
	NUMBER OF	TOTAL	NUMBER OF	TOTAL	NUMBER OF	TOTAL
MANAGER NAME	ACCOUNTS	ASSETS	ACCOUNTS	ASSETS	ACCOUNTS	ASSETS
James P. Hoffman	0	$0	6	$1,679,079,520	12	$589,167,469
CONFLICTS OF INTERESTS.
Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The Portfolio’s manager listed in the prospectus who is primarily responsible for the day-to-day management of the Portfolio (“Portfolio Manager”) generally manages accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Portfolio. The Portfolio Manager makes investment decisions for each account, including the Portfolio, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Portfolio Manager may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the Portfolio and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the Portfolio.

The Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Portfolio, or make investment decisions that are similar to those made for the Portfolio, both of which have the potential to adversely impact the Portfolio depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, a Portfolio Manager may purchase the same security for the Portfolio and one or more other accounts at or about the same time, and in those instances the other accounts will have access to their respective holdings prior to the public disclosure of the Portfolio’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Portfolio. Mr. Hoffman also manages hedge funds, which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Portfolio Manager are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by the Portfolio Manager. Finally, the Portfolio Manager may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.
Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.
COMPENSATION.
Wellington Management receives a fee based on the assets under management of the Portfolio as set forth in the Investment Subadvisory Agreement between Wellington Management and The Hirtle Callaghan Trust on behalf of the Portfolio. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the Portfolio. The following information is as of June 30, 2008.
Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of the Portfolio’s manager listed in the prospectus who is primarily responsible for the day-to-day management of the Portfolio (“Portfolio Manager”) includes a base salary and incentive components. The base salary for each Portfolio Manager who is a partner of Wellington Management is determined by the Managing Partners of the firm. A partner’s base salary is generally a fixed amount that may change as a result of an annual review. Base salaries for Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of a Portfolio Manager’s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. The Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Portfolio Manager and generally each other account managed by such Portfolio Manager. The Portfolio Manager’s incentive payment relating to the Portfolio is linked to the gross pre-tax performance of the Portfolio managed by the Portfolio Manager compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Portfolio Manager, including accounts with performance fees.
Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Manager may also be eligible for bonus payments based on his overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than account performance. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Mr. Hoffman is a partner of the firm.

DIVIDENDS, DISTRIBUTIONS AND TAXES
DIVIDENDS AND DISTRIBUTIONS. As noted in the Prospectus, the Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any. The Portfolio will declare and distribute dividends from net investment income on a quarterly basis. The Trust expects to distribute any undistributed net investment income and capital gains for the 12-month period ended each October 31, on or about December 31 of each year.
TAX INFORMATION. The following summarizes certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisor with specific reference to their own tax situations.
The discussions of the federal tax consequences in the Prospectus and this Additional Statement are based on the Internal Revenue Code and the regulations issued under it and court decisions and administrative interpretations as in effect on the date of this Additional Statement. Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may be retroactive.
TAX TREATMENT OF THE PORTFOLIO. The Portfolio will be treated as a separate corporate entity under the Code, and intends to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, the Portfolio generally is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, it must meet three important tests each year.
First, the Portfolio must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to the Portfolio’s business of investing in stock, securities or currencies, or net income derived from interests in qualified publicly traded partnerships.
Second, generally, at the close of each quarter of the Portfolio’s taxable year, at least 50% of the value of the Portfolio’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of the Portfolio’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Portfolio controls and which are engaged in the same or similar trades or businesses or (3) one or more qualified publicly traded partnerships.
Third, the Portfolio must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.
The Portfolio intends to comply with these requirements. If the Portfolio were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Portfolio could be disqualified as a regulated investment company. If for any taxable year the Portfolio were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Portfolio’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.
A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute with respect to each calendar year at least 98% of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses) and any remaining undistributed such items from prior years. The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.
Although the Portfolio expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Portfolio may be subject to the tax laws of such states or localities.

TAX MATTERS RELATING TO THE USE OF CERTAIN HEDGING INSTRUMENTS AND FOREIGN INVESTMENTS. The Portfolio may write, purchase or sell certain options, futures and foreign currency contracts. Such transactions are subject to special tax rules that may affect the amount, timing and character of distributions to shareholders. Unless the Portfolio is eligible to make, and makes, a special election, any such contract that is a “Section 1256 contract” will be “marked-to-market” for Federal income tax purposes at the end of each taxable year, i.e., each contract will be treated for tax purposes as though it had been sold for its fair market value on the last day of the taxable year. In general, unless the special election referred to in the previous sentence is made, gain or loss from transactions in Section 1256 contracts will be 60% long term and 40% short term capital gain or loss. Additionally, Section 1092 of the Code, which applies to certain “straddles,” may affect the tax treatment of income derived by the Portfolio from transactions in option, futures and foreign currency contracts. In particular, under this provision, the Portfolio may, for tax purposes, be required to postpone recognition of losses incurred in certain closing transactions. Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing, and character of income, gain or loss recognized by the Trust.
Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency-denominated payables and receivables, and foreign currency options and futures contracts (other than options, futures, and foreign currency contracts that are governed by the mark-to-market and 60%-40% rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss.
Under the Code, dividends or gains derived by the Portfolio from any investment in a “passive foreign investment company” or “PFIC” — a foreign corporation 75% or more of the gross income of which consists of interest, dividends, royalties, rents, annuities or other “passive income” or 50% or more of the assets of which produce “passive income” — may subject the Portfolio to U.S. federal income tax even with respect to income distributed by the Portfolio to its shareholders. In order to avoid the tax consequences described above, the Portfolio will attempt to avoid investments in PFICs, or will elect mark-to-market or flow-through treatment for PFIC investments which will in many cases require the Portfolio to recognize ordinary income each year with respect to those investments.
The tax principles applicable to transactions in financial instruments, such as futures contracts and options that may be engaged in by the Portfolio, and investments in PFICs, are complex and, in some cases, uncertain. Such transactions and investments may cause the Portfolio to recognize taxable income prior to the receipt of cash, thereby requiring the Portfolio to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax.
INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS. The Portfolio may invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or which are, or have certain wholly-owned subsidiaries that are “taxable mortgage pools”. Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Portfolio’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or, possibly, equity interests in a taxable mortgage pool (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Portfolio, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses, (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (such as a government or governmental agency, a tax-exempt organization not subject to UBIT and certain other organizations) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Manager does not intend to invest a substantial portion of the Portfolio’s assets in REITs which generate excess inclusion income.
SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISOR REGARDING ANY UNITED STATES FEDERAL TAX CONSEQUENCES OF HOLDING SHARES IN THE PORTFOLIO IN LIGHT OF THEIR INDIVIDUAL CIRCUMSTANCES AS WELL AS ANY FOREIGN, STATE AND LOCAL, WITHHOLDING OR OTHER TAX CONSEQUENCES THAT MAY ARISE AS A RESULT OF HOLDING SHARES IN THE PORTFOLIO.

HISTORY OF THE TRUST AND OTHER INFORMATION
The Trust was organized as a Delaware statutory trust on December 15, 1994, and is registered with the SEC as an open-end diversified, series, management investment company. The Trust currently offers shares of fifteen investment portfolios, each with a different objective and differing investment policies. The Trust may organize additional investment portfolios in the future. The Trust is authorized to issue an unlimited number of shares, each with a par value of $.001. Under the Trust’s Amended and Restated Declaration of Trust, the Board has the power to classify or reclassify any unissued shares from time to time, and to increase the number of authorized shares. Each share of the respective Portfolios represents an equal proportionate interest in that Portfolio. Each share is entitled to one vote for the election of Trustees and any other matter submitted to a shareholder vote. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of the Trust may elect all of the Trustees. Shares of the Trust do not have preemptive or conversion rights and, when issued for payment as described in this Prospectus, shares of the Trust will be fully paid and non-assessable.
The Trust is authorized to issue two classes of shares in each of its Portfolios. Class A shares and Class B shares have identical rights and preferences; the only difference between the two classes is that each has established a separate CUSIP number, which aids those investment managers whose clients purchase shares of the Trust in tracking information relating to their clients’ accounts. As of the date of this Statement of Additional Information, the Trust has not made this feature available to any such investment manager.
As a Delaware statutory trust, the Trust is not required, and currently does not intend, to hold annual meetings of shareholders except as required by the Investment Company Act or other applicable law. The Investment Company Act requires initial shareholder approval of each of the investment advisory agreements, election of Trustees and, if the Trust holds an annual meeting, ratification of the Board’s selection of the Trust’s independent registered public accounting firm. Under certain circumstances, the law provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more Trustees. To the extent required by law, the Trust will assist in shareholder communications in such matters.
PRINCIPAL SECURITY HOLDERS. As of the date of this Statement of Additional Information, the Portfolio described herein had not yet commenced operations. Accordingly, there were no persons that held, as of record or beneficially, 5% or more of shares of this Portfolio. Hirtle Callaghan may be deemed to have, or share, investment and/or voting power with respect to more than 50% of the shares of the Trust’s Portfolios, with respect to which shares Hirtle Callaghan disclaims beneficial ownership.
POTENTIAL CONFLICTS OF INTEREST. The Trust, Hirtle Callaghan and each of the Trust’s Specialist Managers, as well as the Trust’s principal underwriter, have adopted codes of ethics (each, a “17j-1 Code”) under Rule 17j-1 under the Investment Company Act. The 17j-1 Code adopted by each of these entities governs the manner and extent to which certain persons associated with that entity may invest in securities for their own accounts (including securities that may be purchased or held by the Trust). The 17j-1 Codes are on public file with, and are available from, the SEC’s Public Reference Room in Washington, D.C.
PROXY VOTING
The Trust has adopted Proxy Voting Policies and Procedures (the “Policy”) in accordance with Rule 30b1-4 under the Investment Company Act. The Policy is predicated on the notion that decisions with respect to proxy voting are an integral part of the investment management process and that the voting of proxies is an integral part of the services provided to each of those Portfolios of the Trust that invest primarily in equity securities (collectively, “Equity Portfolios”) by their Specialist Managers. Accordingly, the Policy delegates to the Specialist Manager that serves the Portfolio the responsibility for voting proxies received by the Portfolio in a manner that is designed to maximize the value of the shareholders’ interest. The following table provides a summary of the proxy voting policies and procedures adopted by the Specialist Manager. It is qualified by the full policy of the Specialist Manager, which is available upon request. Because the Portfolio had not yet commenced operations as of June 30, 2008, it had not voted any proxies relating to portfolio securities during the 12-month period ending that date.

SPECIALIST MANAGER	SUMMARY
Wellington Management Company, LLP (“Wellington Management”)	The Funds for which Wellington Management serves as sub-adviser have granted to Wellington Management the authority to vote proxies on their behalf with respect to the assets managed by Wellington Management. Wellington Management votes proxies in what it believes are the best economic interests of its clients and in accordance with its Global Proxy Policies and Procedures. Wellington Management’s Corporate Governance Committee is responsible for the review and oversight of the firm’s Global Proxy Policies and Procedures. The Corporate Governance Group within Wellington Management’s Corporate Operations Department is responsible for the day-to-day administration of the proxy voting process. Although Wellington Management may utilize the services of various external resources in analyzing proxy issues and has established its own Global Proxy Voting Guidelines setting forth general guidelines for voting proxies, Wellington Management personnel analyze all proxies and vote proxies based on their assessment of the merits of each proposal. Each Fund’s portfolio manager has the authority to determine the final vote for securities held in the Fund, unless the portfolio manager is determined to have a material conflict of interest related to that proxy vote.

Wellington Management maintains procedures designed to identify and address material conflicts of interest in voting proxies. Its Corporate Governance Committee sets standards for identifying materials conflicts based on client, vendor and lender relationships. Proxy votes for which Wellington Management identifies a material conflict are reviewed by designated members of its Corporate Governance Committee or by the entire committee in some cases to resolve the conflict and direct the vote.

Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of a Fund due to securities lending, share blocking and re-registration requirements, lack of adequate information, untimely receipt of proxy materials, immaterial impact of the vote, and/or excessive costs.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS
PricewaterhouseCoopers LLP serves as the Trust’s independent registered public accounting firm. The Trust’s financial statements as of June 30, 2008 have been audited by PricewaterhouseCoopers LLP whose address is 41 South High Street, Suite 2500, Columbus, OH, 43215. Such financial statements and accompanying report are set forth in the Trust’s Annual Report to Shareholders, which accompanies this Statement of Additional Information and is incorporated herein by reference.

Part C: OTHER INFORMATION
Item 23. Exhibits

(a)	(1)	Certificate of Trust filed on December 15, 1994 with the Secretary of State of Delaware. (Incorporated herein by reference to Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on January 2, 1998.)

(a)	(2)	Amended and Restated Declaration and Agreement of Trust (as amended November 9, 1995.) (Incorporated herein by reference to Post-Effective Amendment No. 4 filed with the Securities and Exchange Commission on December 16, 1996.)

(b)	Amended Bylaws of the Trust (as amended November 9, 1995, July 15, 1999 and April 14, 2000) (Incorporated herein by reference to Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on June 23, 2000.)

(c)	[instruments defining right of security holders] (All relevant provisions included in Exhibit (a), as referenced above.)

(d)	Investment Advisory Agreements

(1)	(a)	Advisory Agreement, dated January 5, 2007, between the Trust and Hirtle, Callaghan & Co., LLC (formerly, Hirtle, Callaghan & Co, Inc.). (Incorporated herein by reference to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

	(b)	Amendment , dated March 11, 2008, to Advisory Agreement dated January 5, 2007 between the Trust and Hirtle, Callaghan & Co., LLC (formerly, Hirtle, Callaghan & Co, Inc.) (Incorporated herein by reference to Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

	(c)	Amendment, dated August 1, 2008, to the Advisory Agreement dated January 5, 2007 between the Trust and Hirtle, Callaghan & Co., LLC (formerly, Hirtle, Callaghan & Co, Inc.) (Incorporated herein by reference to Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on August 11, 2008.)

	(d)	Advisory Agreement dated June 30, 2008 between the Trust and Hirtle, Callaghan & Co., LLC (formerly, Hirtle, Callaghan & Co, Inc.) related to The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio (Incorporated herein by reference to Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on August 11, 2008.)

	(e)	Amendment, dated August 1, 2008, to the Advisory Agreement dated June 30, 2008 between the Trust and Hirtle, Callaghan & Co., LLC (formerly, Hirtle, Callaghan & Co, Inc.) (Incorporated herein by reference to Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on August 11, 2008.)

	(f)	Schedule A dated August 8, 2008 to the Advisory Agreement dated June 30, 2008 between the Trust and Hirtle, Callaghan & Co., LLC (formerly, Hirtle, Callaghan & Co, Inc.) (Incorporated herein by reference to Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on August 11, 2008.)

(2)	Portfolio Management Agreement, dated September 15, 2006, between the Trust and Institutional Capital LLC related to The Value Equity Portfolio. (Incorporated herein by reference to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(3)	(a)	Portfolio Management Contract, dated July 27, 2001, between the Trust and SSgA Funds Management, Inc. related to The Value Equity Portfolio (Incorporated herein by reference to Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

	(b)	Amendment, dated October 3, 2003, to the Portfolio Management Contract between the Trust and SSgA Funds Management, Inc. related to The Value Equity Portfolio, dated July 27, 2001. (Incorporated herein by reference to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(4)	(a)	Portfolio Management Contract, dated July 27, 2001,between the Trust and SSgA Funds Management, Inc. related to The Growth Equity Portfolio (Incorporated herein by reference to Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

	(b)	Amendment, dated October 3, 2003, to the Portfolio Management Contract between the Trust and SSgA Funds Management, Inc. related to The Growth Equity Portfolio, dated July 27, 2001. (Incorporated herein by reference to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(5)	(a)	Portfolio Management Contract, dated July 27, 1995 between the Trust and Jennison Associates LLC related to The Growth Equity Portfolio (Incorporated herein by reference to Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

	(b)	Form of Amendment, dated September 1, 2003, to Portfolio Management Contract between the Trust and Jennison Associates LLC related to The Growth Equity Portfolio, dated July 27, 1995. (Incorporated herein by reference to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

	(c)	Amendment, dated November 1, 2004, to Portfolio Management Contract between the Trust and Jennison Associates LLC related to The Growth Equity Portfolio, dated July 27, 1995. (Incorporated herein by reference to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(6)	(a) Portfolio Management Contract, dated December 16, 1999, between the Trust and Frontier Capital Management LLC. related to The Small Capitalization Equity Portfolio. (Incorporated herein by reference to Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on June 23, 2000.)

(b) Amendment, dated September 1, 2003, to the Portfolio Management Contract between the Trust and Frontier Capital Management LLC. related to The Small Capitalization Equity Portfolio, dated December 16, 1999. (Incorporated herein by reference to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(7)	Portfolio Management Agreement, dated August 20, 2008, between the Trust and Geewax & Partners, LLC related to The Small Capitalization Equity Portfolio (Incorporated herein by reference to Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

(8)	Portfolio Management Contract, dated July 1, 2008, between the Trust and Sterling Johnston Capital Management, Inc. related to The Small Capitalization Equity Portfolio (Incorporated by reference to Post-Effective Amendment No. 38 filed with the Securities and Exchange Commission on June 27, 2008.)

(9)	Portfolio Management Contract, dated July 1, 2008, between the Trust and Capital Guardian Trust Company related to The International Equity Portfolio (Incorporated by reference to Post-Effective Amendment No. 38 filed with the Securities and Exchange Commission on June 27, 2008.)

(10)	Portfolio Management Contract, dated July 1, 2008, between the Trust and Artisan Partners Limited Partnership related to The International Equity Portfolio (Incorporated by reference to Post-Effective Amendment No. 38 filed with the Securities and Exchange Commission on June 27, 2008.)

(11)	Portfolio Management Contract, dated November 30, 2005, between the Trust and Aberdeen Asset Management, Inc. (formerly Deutsche Asset Management, Inc. and Morgan Grenfell Capital Management Inc.) related to The Fixed Income Portfolio. (Incorporated by reference to Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on September 1, 2006.)

(12)	Portfolio Management Agreement, dated November 28, 2006. between BlackRock Financial Management, Inc. and the Trust related to The Fixed Income II Portfolio. (Incorporated herein by reference to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(13)	Portfolio Management Contract, dated April 30, 2007, between the Trust and Seix Investment Advisors LLC (formerly, Seix Advisors) related to The Fixed Income Opportunity Portfolio (Incorporated herein by reference to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(14)	(a) Portfolio Management Contract, dated February 2, 2004, between the Trust and Schroder Investment Management North America Inc. related to The Intermediate Term Municipal Bond Portfolio. (Incorporated herein by reference to Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on February 27, 2006.)

(b) Amendment, dated January 1, 2005, to Portfolio Management Contract between the Trust and Schroder Investment Management North America Inc. related to The Intermediate Term Municipal Bond Portfolio, dated February 2, 2004. (Incorporated herein by reference to Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on February 27, 2006.)

(15)	Portfolio Management Contract, dated July 1, 2008, between the Trust and Franklin Portfolio Associates LLC related to The Small Capitalization Equity Portfolio (Incorporated by reference to Post-Effective Amendment No. 38 filed with the Securities and Exchange Commission on June 27, 2008.)

(16)	Portfolio Management Contract, dated July 1, 2008, between the Trust and IronBridge Capital Management LLC related to The Small Capitalization Equity Portfolio (Incorporated by reference to Post-Effective Amendment No. 38 filed with the Securities and Exchange Commission on June 27, 2008.)

(17)	Portfolio Management Contract, dated February 28. 2006, between the Trust and Breckinridge Capital Advisors, Inc. related to The Short-Term Municipal Bond Portfolio. (Incorporated by reference to Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on September 1, 2006.)

(18)	Portfolio Management Contract, dated March 1, 2006, between the Trust and JS Asset Management, LLC related to The Value Equity Portfolio. (Incorporated by reference to Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on September 1, 2006.)

(19)	Portfolio Management Contract, dated May 22, 2006, between the Trust and Sustainable Growth Advisers, L.P. related to The Growth Equity Portfolio (Incorporated by reference to Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on September 1, 2006).

(20)	Portfolio Management Contract, dated May 22, 2006, between Causeway Capital Management, LLC related to The International Equity Portfolio (Incorporated by reference to Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on September 1, 2006).

(21)	Portfolio Management Agreement, dated June 30, 2008, between the Trust and Institutional Capital LLC related to The Institutional Value Equity Portfolio (Incorporated by reference to Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on September 4, 2008.)

(22)	Portfolio Management Contract, dated June 30, 2008, between the Trust and SSgA Funds Management, Inc. related to The Institutional Value Equity (Incorporated by reference to Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on September 4, 2008.)

(23)	Portfolio Management Contract, dated June 30, 2008, between the Trust and SSgA Funds Management, Inc. related to The Institutional Growth Equity Portfolio (Incorporated by

reference to Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on September 4, 2008.)

(24)	Portfolio Management Contract, dated June 30, 2008, between the Trust and Jennison Associates LLC related to The Institutional Growth Equity Portfolio. (Incorporated by reference to Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on September 4, 2008.)

(25)	Portfolio Management Contract, dated June 30, 2008, between the Trust and JS Asset Management, LLC related to The Institutional Value Equity Portfolio. (Incorporated by reference to Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on September 4, 2008.)

(26)	Portfolio Management Contract, dated June 30, 2008, between the Trust and Sustainable Growth Advisers, L.P. related to The Institutional Growth Equity Portfolio (Incorporated by reference to Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on September 4, 2008.)

(27)	Portfolio Management Contract, dated June 30, 2008, between the Trust and Frontier Capital Management Company, LLC related to The Institutional Small Capitalization Equity Portfolio (Incorporated herein by reference to Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.).

(28)	Portfolio Management Contract, dated June 30, 2008, between the Trust and Geewax & Partners, LLC related to The Institutional Small Capitalization Equity Portfolio (Incorporated by reference to Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on September 4, 2008.)

(29)	Portfolio Management Contract, dated June 30, 2008, between the Trust and Sterling Johnston Capital Management, L.P. related to The Institutional Small Capitalization Equity Portfolio. (Incorporated by reference to Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on September 4, 2008.)

(30)	Portfolio Management Contract, dated June 30, 2008, between the Trust and Franklin Portfolio Associates LLC related to The Institutional Small Capitalization Equity Portfolio. (Incorporated herein by reference to Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

(31)	Portfolio Management Contract, dated June 30, 2008, between the Trust and IronBridge Capital Management LP related to The Institutional Small Capitalization Equity Portfolio (Incorporated herein by reference to Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

(32)	Portfolio Management Contract, dated June 30, 2008, between the Trust and Capital Guardian Trust Company related to The Institutional International Equity Portfolio (Incorporated herein by reference to Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

(33)	Portfolio Management Contract, dated June 30, 2008, between the Trust and Artisan Partners Limited Partnership related to The Institutional International Equity Portfolio

(Incorporated herein by reference to Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

	(34)	Portfolio Management Contract, dated June 30, 2008, between the Trust and Causeway Capital Management LLC related to The Institutional International Equity Portfolio. (Incorporated herein by reference to Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

	(35)	Form of Portfolio Management Contract between the Trust and SSgA Funds Management, Inc. related to The Emerging Markets Portfolio. (Incorporated by reference to Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission on June 20, 2008).

	(36)	Form of Portfolio Management Agreement between the Trust and Wellington Management Company, LLP related to The Real Estate Securities Portfolio. (Incorporated herein by reference to Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on August 11, 2008.)

(e)	(1a )	Distribution Agreement, dated August 1, 2007, between Foreside Fund Services LLC and the Trust. (Incorporated herein by reference to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

	(1b )	Revised Schedule A, dated October 1, 2008, to the Distribution Agreement Foreside Fund Services LLC and the Trust (Incorporated herein by reference to Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

(f)	[bonus, pension and profit-sharing plans] Not Applicable.

(g)	(1	)(a)	Custodian Agreement, dated February, 2006 between State Street Bank and Trust Company and the Trust. (Incorporated herein by reference to Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on October 31, 2006.)

	(1	)(b)	Foreign Custody Manager Delegation Agreement , dated July 2, 2001, between Bankers Trust Company and the Trust (Incorporated herein by reference to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on August 31, 2001.)

	(1	)(c)	Revised Schedule D to the Custodian Agreement between State Street Bank and Trust Company and the Trust (Incorporated herein by reference to Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

(h)	Other Material Contracts

(1	)(a)	Administration Agreement, dated as of January 1, 2003 between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust (Incorporated herein by reference to Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on October 28, 2003.)

(1	)(b)	Amendment dated January 1, 2005 to Administration Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated

January 1, 2003 (Incorporated herein by reference to Post-Effective Amendment No. 26 filed with the Securities and Exchange Commission on November 1, 2005.)

(1	)(c)	Amendment dated December 14, 2005 to Administration Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on October 31, 2006.)

(1	)(d)	Amendment dated January 16, 2007 to Administration Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(2	)(a)	Fund Accounting Agreement, dated as of January 1, 2003, between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, (Incorporated herein by reference to Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on October 28, 2003.)

(2	)(b)	Amendment dated January 1, 2005 to Fund Accounting Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003 (Incorporated herein by reference to Post-Effective Amendment No. 26 filed with the Securities and Exchange Commission on November 1, 2005.)

(2	)(c)	Amendment dated December 14, 2005 to Fund Accounting Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on October 31, 2006.)

(2	)(d)	Amendment dated January 16, 2007 to Fund Accounting Agreement between B Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(2	)(e)	Revised Schedule A to the Fund Accounting Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust (Incorporated herein by reference to Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

(3	)(a)	Transfer Agency Agreement, dated as of January 1, 2003, between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust. (Incorporated herein by reference to Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on October 28, 2003.)

(3	)(b)	Amendment dated January 1, 2005 to Transfer Agent Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003 (Incorporated herein by reference to Post-Effective Amendment No. 26 filed with the Securities and Exchange Commission on November 1, 2005.)

(3	)(c)	Amendment dated December 14, 2005 to Transfer Agent Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated

January 1, 2003. (Incorporated herein by reference to Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on October 31, 2006.)

(3	)(d)	Amendment dated January 16, 2007 to Transfer Agency Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(3	)(e)	Revised Schedule A to the Transfer Agency Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc. ) and the Trust (Incorporated herein by reference to Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

(4)		Reserved

(5	)(a)	Form of Compliance Services Agreement, dated September 14, 2004, between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc. ) and The Hirtle Callaghan Trust (Incorporated herein by reference to Post-Effective Amendment No. 26 filed with the Securities and Exchange Commission on November 1, 2005.)

(5	)(b)	Amendment, dated December 27, 2005, to the Compliance Services Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated September 14, 2004 (Incorporated herein by reference to Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on October 31, 2006.)

(5	)(c)	Amendment, dated July 1, 2007, to the Compliance Services Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(6	)(a)	Compliance Services Agreement between Foreside Compliance Services LLC and the Trust, dated July 1, 2007. (Incorporated herein by reference to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(6	)(b)	Amendment dated June 30, 2008 to the Compliance Services Agreement between Foreside Compliance Services LLC and the Trust, dated July 1, 2007 (Incorporated herein by reference to Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

(6	)(c)	Revised Appendix A to the Compliance Services Agreement, dated July 1, 2007, between Foreside Compliance Services LLC and the Trust (Incorporated herein by reference to Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

(i)	Opinion of Counsel is filed herewith.

(j)	Consent of Independent Registered Public Accounting Firm Not Applicable.

(k)	[Omitted Financial Statements] Not Applicable.

(l)	[Agreements regarding initial capital] Not Applicable.

(m)	[Rule 12b-1 plan] Not Applicable.

(n)	[Plan pursuant to Rule 18f-3] Not Applicable.

(o)	Reserved.

(p)	(1)	Revised Code of Ethics, dated June 10, 2008, adopted by Registrant (Incorporated by reference to Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on September 4, 2008)

	(2)	Revised Code of Ethics, dated January 27, 2005, adopted by Hirtle Callaghan & Co., Inc. (Incorporated by reference to Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on September 1, 2006.)

	(3)	Revised Code of Ethics, dated May, 2007, adopted by SSgA Funds Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 32 filed with the Securities and Exchange Commission on October 29, 2007.)

	(4)	Revised Code of Ethics, dated December, 2007, adopted by Capital Guardian Trust Company (Incorporated herein by reference to Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

	(5)	Revised Code of Ethics, dated May 1, 2008, adopted by Artisan Partners Limited Partnership (Incorporated herein by reference to Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

	(6)	Revised Code of Ethics, dated January 1, 2008, adopted by Aberdeen Asset Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on April 7, 2008).

	(7)	Revised Code of Ethics, dated May, 2005, adopted by Frontier Capital Management Company LLC (Incorporated herein by reference to Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on February 26, 2006.)

	(8)	Revised Code of Ethics, dated February, 2005, adopted by Geewax Terker & Company (Incorporated herein by reference to Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on February 26, 2006.)

	(9)	Code of Ethics, dated November 1, 2006, adopted by Institutional Capital LLC. (Incorporated herein by reference to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

	(10)	Revised Code of Ethics, dated November 20, 2007, adopted by Jennison Associates LLC (Incorporated by reference to Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on September 4, 2008)

(11)	Revised Code of Ethics, dated February 1, 2005, adopted by BlackRock Advisors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on February 27, 2006.)

(12)	Revised Code of Ethics, dated August, 2007 adopted by Sterling Johnston Capital Management, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 33 filed with the Securities and Exchange Commission on February 6, 2008.)

(13)	Code of Ethics, dated October, 2006, adopted by Seix Advisors (Incorporated herein by reference to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(14)	Revised Code of Ethics, dated November 14, 2007, adopted by Schroder Investment Management North America Inc. (Incorporated herein by reference to Post-Effective Amendment No. 33 filed with the Securities and Exchange Commission on February 6, 2008.)

(15)	Revised Code of Ethics, dated November, 2007, adopted by Franklin Portfolio Associates LLC. (Incorporated herein by reference to Post-Effective Amendment No. 34 filed with the Securities and Exchange Commission on April 7, 2008).

(16)	Revised Code of Ethics, dated January 28, 2005, adopted by IronBridge Capital Management LLC (Incorporated herein by reference to Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on February 27, 2006.)

(17)	Code of Ethics, dated September, 2007, adopted by Breckinridge Capital Advisors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on February 27, 2006.)

(18)	Code of Ethics adopted by JS Asset Management, LLC (Incorporated herein by reference to Post-Effective Amendment No. 33 filed with the Securities and Exchange Commission on February 6, 2008.)

(19)	Revised Code of Ethics, dated January, 2008, adopted by Sustainable Growth Advisers, L.P. (Incorporated by reference to Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission on June 20, 2008)

(20)	Revised Code of Ethics, dated January 24, 2006, adopted by Causeway Capital Management LLC (Incorporated by reference to Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission on June 20, 2008)

(21)	Code of Ethics, dated January, 2007, for Wellington Management Company LLP (Incorporated herein by reference to Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

Item 24.	Persons Controlled by or Under Common Control with the Fund

None.

Item 25.	Indemnification

Reference is made to Article VII of the Trust’s Amended and Restated and Declaration of Trust and to Article VI of the Trust’s By-Laws, which are incorporated herein by reference. Pursuant to Rule 484 under the Securities Act of 1933 (the “Act”), as amended, the Trust furnishes the following undertaking:

Insofar as indemnification for liabilities arising under the Act may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of the Investment Adviser

Information relating to the business and other connections of each of the Specialist Managers listed below and each director, officer or partner of such managers, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, are hereby incorporated by reference from each such Specialist Manager’s Schedules A and D of Form ADV, as filed with the Securities and Exchange Commission, as follows:

Investment Manager	SEC File No. 801-

Artisan Partners Limited Partnership	48435

Frontier Capital Management Co.	15724

Jennison Associates LLC	5608

Institutional Capital LLC	40779

Geewax Terker & Co.	16965

Aberdeen Asset Management, Inc.	49966
(formerly Deutsche Asset Management, Inc.
and Morgan Grenfell Asset Management)

BlackRock Financial Management, Inc.	48433

SSgA Funds Management, Inc.	60103

Sterling Johnston Capital	24483

Management, LLC
Capital Guardian Trust Company	60145

Seix Investment Advisors LLC	68743

Schroder Investment Management	15834

North America Inc.
Franklin Portfolio Associates LLC	54328

IronBridge Capital Management, LP	57534

Breckinridge Capital Advisors, Inc.	43833

JS Asset Management, LLC	63964

Causeway Capital Management LLC	60343

Sustainable Growth Advisers, L.P.	62151

Wellington Management Company LLP	15908
Hirtle, Callaghan & Co., Inc. (“HCCI”) has entered into an Investment Advisory Agreement with the Trust under which HCCI has investment discretion with regard to the assets of the Trust. Information regarding the business and other connections of HCCI’s officers and directors, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedules A and D of HCCI’s Form ADV, File No. 801-32688, which has been filed with the Securities and Exchange Commission.

Item 27.	Principal Underwriters.

(a)	Foreside Fund Services, LLC, Registrant’s underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1)	American Beacon Funds
2)	American Beacon Mileage Funds
3)	American Beacon Select Funds
4)	Henderson Global Funds
5)	Ironwood Series Trust
6)	Bridgeway Funds, Inc.
7)	Monarch Funds
8)	Century Capital Management Trust
9)	Sound Shore Fund, Inc.
10)	Forum Funds
11)	Hirtle Callahan Trust
12)	Central Park Group Multi-Event Fund
13)	The CNL Funds
14)	PMC Funds, Series of the Trust for Professional Managers
15)	SPA ETF Trust
16)	FocusShares Trust
17)	The Japan Fund, Inc.
18)	Wintergreen Fund, Inc.
19)	RevenueShares ETF Trust
20)	NETS Trust

(b)	The following officers of Foreside Fund Services, LLC, the Registrant’s underwriter, hold the following positions with the Registrant. Their business address is Three Canal Plaza, Suite 100, Portland, ME 04101.

Name	Position with Underwriter	Position with Registrant
Mark S. Redman	President	None

Richard J. Berthy	Vice President and Treasurer	None

Mark A. Fairbanks	Vice President	None

Jennifer E. Hoopes	Secretary	None

Nanette K. Chern	Chief Compliance Officer	None
and Vice President

Item 28.	Location of Accounts and Records.

(a)	State Street Bank and Trust Company, State Street Financial Center, One Lincoln St., Boston, Massachusetts 02111 (records relating to its function custodian.)

(b)	Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219.

(c)	Records relating to the activities of each of the Investment Managers on behalf of the indicated Portfolio are maintained as follows:

Investment Manager	SEC File No. 801-

The International Equity Portfolio
Capital Guardian Trust Company	333 South Hope Street
Los Angeles, CA 90071

Artisan Partners Limited Partnership	100 Pine Street, Suite 2950
San Francisco, CA 94111

1000 North Water Street
Milwaukee, WI 53202

Causeway Capital Management LLC	11111 Santa Monica Blvd.,
Suite 1550
Los Angeles, CA 90025

The Small Capitalization Equity Portfolio
Geewax & Partners LLC	129 Hicks Road
(formerly, Geewax, Terker & Co. LLC)	West Grove, PA 19390

Frontier Capital Management	99 Summer Street
Company	Boston, MA 02110

Sterling Johnston Capital Management, Inc.	One Sansome Street, Suite 1800
San Francisco, CA 94104

Franklin Portfolio Associates LLC	One Boston Place, 29th Floor
Boston, MA 02108

IronBridge Capital Management LLC	One Parkview Plaza, Suite 600,
Oakbrook Terrace, IL 60181

The Value Equity Portfolio
SSgA Funds Management, Inc.	State Street Financial Center
One Lincoln St.
Boston, MA 02111

Institutional Capital LLC	225 West Wacker
Chicago, IL 60606

JS Asset Management, LLC	One Tower Bridge
W. Conshohocken, PA 19428

The Growth Equity Portfolio
Jennison Associates LLC	466 Lexington Ave.
New York, NY 10017

SSgA Funds Management, Inc.	State Street Financial Center
One Lincoln St.
Boston, MA 02111

Sustainable Growth Advisers, L.P.	301 Tresser Blvd., Suite 1310
Stamford, CT 06901

The Fixed Income Portfolio
Aberdeen Asset Management, Inc.	1114 Avenue of the Americas
New York, NY 100362

1735 Market Street
Philadelphia, PA 19103

The Intermediate-Term Municipal Bond Portfolio
Schroder Investment Management	875 Third Avenue
North America Inc.	New York, New York 10022

The Fixed Income II Portfolio
BlackRock Financial Management, Inc.	100 Bellevue Parkway
Wilmington, DE 19809

The Fixed Income Opportunity Portfolio
Seix Investment Advisors LLC	10 Mountainview Road, Suite C-200
Upper Saddle River, NJ 07458

The Short-Term Municipal Bond Portfolio
Breckinridge Capital Advisors, Inc.	200 High Street
Boston, Massachusetts 02110

The Institutional Value Equity Portfolio
Institutional Capital LLC	225 West Wacker
Chicago, IL 60606

JS Asset Management, LLC	One Tower Bridge
W. Conshohocken, PA 19428

The Institutional Value Equity Portfolio
SSgA Funds Management, Inc.	State Street Financial Center
One Lincoln St. Boston, MA 02111

The Institutional Growth Equity Portfolio
Jennison Associates LLC	466 Lexington Ave.
New York, NY 10017

SSgA Funds Management, Inc.	State Street Financial Center
One Lincoln St. Boston, MA 02111

Sustainable Growth Advisers, L.P.	301 Tresser Blvd., Suite 1310
Stamford, CT 06901

The Institutional Small Capitalization Equity Portfolio
Geewax & Partners LLC	129 Hicks Road
(formerly, Geewax, Terker & Co. LLC)	West Grove, PA 19390

Frontier Capital Management	99 Summer Street
Company	Boston, MA 02110

Sterling Johnston Capital Management, Inc.	One Sansome Street, Suite 1800
San Francisco, CA 94104

Franklin Portfolio Associates LLC	One Boston Place, 29th Floor
Boston, MA 02108

IronBridge Capital Management LLC	One Parkview Plaza, Suite 600,
Oakbrook Terrace, IL 60181

The Institutional International Equity Portfolio
Capital Guardian Trust Company	333 South Hope Street
Los Angeles, CA 90071

Artisan Partners Limited Partnership	100 Pine Street, Suite 2950
San Francisco, CA 94111

1000 North Water Street
Milwaukee, WI 53202

Causeway Capital Management LLC	11111 Santa Monica Blvd.
Suite 1550
Los Angeles, CA 90025

The Emerging Markets Portfolio
SSgA Funds Management, Inc.	State Street Financial Center
One Lincoln St.
Boston, MA 02111

The Real Estate Securities Portfolio
Wellington Management	75 State Street
Company LLP	Boston, MA 02109
Item 29. Management Services.
     None.
Item 30. Undertakings
     Not Applicable.

POWER OF ATTORNEY
KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned, a Trustee of The Hirtle Callaghan Trust, a Delaware statutory trust (the “Trust”), does hereby constitute and appoint Donald E. Callaghan and Robert J. Zion, and each of them, his true and lawful attorney and agent to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable to enable the Trust to comply with the Securities Act of 1933, as amended (“Securities Act”), the Investment Company Act of 1940, as amended (“1940 Act”) and any rules, regulations and requirements of the Securities and Exchange Commission (“SEC”), in connection with the registration under the Securities Act of the shares of beneficial interest of the Trust (the “Securities”) and in connection with the registration of the Trust under the 1940 Act, including specifically, but without limiting the generality of the foregoing, the power and authority to sign for on behalf of the Trust and the undersigned, the name of the undersigned as Trustee or an officer, as appropriate, of the Trust to a Registration Statement or to any amendment thereto filed with the SEC with respect to the Securities or with respect to the Trust and to any instrument or document filed as part of, as an exhibit to or in connection with any Registration Statement or amendment. This power of attorney supersedes and replaces the previous power of attorney executed by the undersigned as a Trustee of the Trust on or about October 18, 2005.
IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of September 11, 2008.

/s/ Ross H. Goodman	/s/ R. Richard Williams
Ross H. Goodman, Trustee	R. Richard Williams, Trustee

/s/ Harvey G. Magarick	/s/ Richard W. Wortham
Harvey G. Magarick, Trustee	Richard W. Wortham III, Trustee

/s/ Jarret Burt Kling
Jarret Burt Kling, Trustee

Exhibit List
Item 23:
(i)  Opinion of Counsel.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused of this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, on the 27th day of October, 2008.

The Hirtle Callaghan Trust
/s/ Donald E. Callaghan
Donald E. Callaghan
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Robert Zion Robert J. Zion	Trustee, Treasurer and Vice-President (Principal Financial Officer)	October 27, 2008

/s/ Donald E. Callaghan Donald E. Callaghan	Trustee	October 27, 2008

/s/ Donald E. Callaghan Ross H. Goodman	Trustee*	October 27, 2008

/s/ Donald E. Callaghan Jarrett Burt Kling	Trustee*	October 27, 2008

/s/ Donald E. Callaghan Harvey Magarick	Trustee*	October 27, 2008

/s/ Donald E. Callaghan R. Richard Williams	Trustee*	October 27, 2008

/s/ Donald E. Callaghan Richard W. Wortham, III	Trustee*	October 27, 2008
*   Signed by Donald E. Callaghan, as attorney-in-fact, pursuant to a power of attorney.